THE GROWTH FUND

Schedule of Investments

July 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 97.7%
Automobiles* – 2.8%
22,525	Tesla, Inc.	$ 6,943,782

Biotechnology – 1.8%
12,105	AbbVie, Inc.	2,288,087
7,820	Amgen, Inc.	2,307,682

		4,595,769

Broadline Retail* – 4.8%
51,525	Amazon.com, Inc.	12,062,518

Capital Markets – 1.8%
4,110	MSCI, Inc.	2,307,190
14,955	Tradeweb Markets, Inc. Class A	2,072,015

		4,379,205

Commercial Services & Supplies – 2.5%
45,635	Copart, Inc.*	2,068,634
35,385	Rollins, Inc.	2,026,499
9,805	Waste Management, Inc.	2,246,914

		6,342,047

Communications Equipment – 1.0%
5,565	Motorola Solutions, Inc.	2,442,924

Consumer Staples Distribution & Retail – 3.1%
4,065	Casey’s General Stores, Inc.	2,114,328
3,450	Costco Wholesale Corp.	3,241,758
23,135	Performance Food Group Co.*	2,322,754

		7,678,840

Electrical Equipment – 0.9%
6,235	Rockwell Automation, Inc.	2,192,912

Electronic Equipment, Instruments & Components – 1.1%
24,805	Amphenol Corp. Class A	2,641,981

Entertainment – 3.2%
3,210	Netflix, Inc.*	3,721,674
3,305	Spotify Technology SA*	2,070,715
12,325	TKO Group Holdings, Inc.	2,070,723

		7,863,112

Financial Services – 4.6%
5,785	Corpay, Inc.*	1,868,844
13,590	Fiserv, Inc.*	1,888,195
6,105	Mastercard, Inc. Class A	3,458,299
12,645	Visa, Inc. Class A	4,368,468

		11,583,806

Health Care Equipment & Supplies – 0.9%
5,955	Stryker Corp.	2,338,707

Health Care Providers & Services – 0.9%
3,255	McKesson Corp.	2,257,473

Hotels, Restaurants & Leisure – 2.8%
415	Booking Holdings, Inc.	2,284,185
9,050	Hilton Worldwide Holdings, Inc.	2,426,124
7,635	McDonald’s Corp.	2,291,034

		7,001,343

Industrial Conglomerates – 0.9%
10,140	Honeywell International, Inc.	2,254,629

Interactive Media & Services – 7.7%
49,520	Alphabet, Inc. Class A	9,502,888

Shares	Description	Value

Common Stocks – (continued)
Interactive Media & Services – (continued)
12,485	Meta Platforms, Inc. Class A	$ 9,656,398

		19,159,286

IT Services* – 0.7%
11,370	GoDaddy, Inc. Class A	1,837,165

Machinery – 0.9%
9,215	Illinois Tool Works, Inc.	2,358,764

Oil, Gas & Consumable Fuels – 1.9%
9,970	Cheniere Energy, Inc.	2,351,723
13,895	Targa Resources Corp.	2,312,267

		4,663,990

Pharmaceuticals – 2.4%
5,505	Eli Lilly & Co.	4,074,085
13,730	Zoetis, Inc.	2,001,697

		6,075,782

Professional Services – 0.9%
8,545	Broadridge Financial Solutions, Inc.	2,114,973

Real Estate Management & Development* – 0.9%
14,995	CBRE Group, Inc.	2,335,321

Semiconductors & Semiconductor Equipment – 15.9%
34,570	Broadcom, Inc.	10,153,209
165,680	NVIDIA Corp.	29,469,502

		39,622,711

Software – 21.4%
42,305	Bentley Systems, Inc. Class B	2,452,844
7,310	Cadence Design Systems, Inc.*	2,665,007
70,105	Dropbox, Inc. Class A*	1,904,753
37,935	Dynatrace, Inc.*	1,995,760
3,010	Intuit, Inc.	2,363,241
54,750	Microsoft Corp.	29,209,125
11,420	Palo Alto Networks, Inc.*	1,982,512
11,710	PTC, Inc.*	2,515,425
8,555	Salesforce, Inc.	2,210,013
2,270	ServiceNow, Inc.*	2,140,882
3,455	Tyler Technologies, Inc.*	2,019,655
9,075	Workday, Inc. Class A*	2,081,624

		53,540,841

Specialty Retail – 2.7%
6,235	Home Depot, Inc.	2,291,425
18,380	TJX Cos., Inc.	2,288,861
39,410	Tractor Supply Co.	2,244,400

		6,824,686

Technology Hardware, Storage & Peripherals – 9.2%
110,170	Apple, Inc.	22,867,987

TOTAL COMMON STOCKS (Cost $113,067,596)		$243,980,554

Exchange Traded Fund – 2.0%
11,100	iShares Russell 1000 Growth ETF	$ 4,888,551
(Cost $4,184,010)

THE GROWTH FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 0.4%
State Street Institutional US Government Money Market Fund – Premier Class
984,227	4.250%	$ 984,227
(Cost $984,227)

TOTAL INVESTMENTS – 100.1% (Cost $118,235,833)		$249,853,332

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(159,911)

NET ASSETS – 100.0%		$249,693,421

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

THE VALUE FUND

Schedule of Investments

July 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 96.2%
Aerospace & Defense – 5.7%
16,545	General Dynamics Corp.	$ 5,155,588
9,885	Lockheed Martin Corp.	4,161,387
32,040	RTX Corp.	5,048,543

		14,365,518

Banks – 8.4%
100,905	Bank of America Corp.	4,769,779
28,630	JPMorgan Chase & Co.	8,481,351
25,845	PNC Financial Services Group, Inc.	4,917,528
66,365	U.S. Bancorp	2,983,771

		21,152,429

Beverages – 2.0%
36,190	PepsiCo, Inc.	4,991,325

Biotechnology – 3.9%
25,420	AbbVie, Inc.	4,804,888
17,145	Amgen, Inc.	5,059,490

		9,864,378

Broadline Retail* – 1.9%
20,755	Amazon.com, Inc.	4,858,953

Building Products – 1.3%
45,620	A.O. Smith Corp.	3,229,440

Capital Markets – 8.3%
4,735	Blackrock, Inc.	5,236,957
33,775	Blackstone, Inc.	5,841,724
17,135	CME Group, Inc.	4,768,328
34,865	Morgan Stanley	4,966,868

		20,813,877

Chemicals – 2.4%
10,710	Air Products & Chemicals, Inc.	3,083,195
39,010	Eastman Chemical Co.	2,832,516

		5,915,711

Communications Equipment – 1.9%
69,335	Cisco Systems, Inc.	4,720,327

Containers & Packaging – 1.2%
15,505	Packaging Corp. of America	3,004,094

Diversified Telecommunication Services – 1.9%
110,290	Verizon Communications, Inc.	4,716,000

Electric Utilities – 3.2%
28,320	American Electric Power Co., Inc.	3,204,125
39,940	Duke Energy Corp.	4,858,301

		8,062,426

Electrical Equipment – 4.2%
14,030	Eaton Corp. PLC	5,397,622
36,100	Emerson Electric Co.	5,252,911

		10,650,533

Financial Services* – 2.7%
14,265	Berkshire Hathaway, Inc. Class B	6,731,368

Food Products – 2.9%
68,210	Mondelez International, Inc. Class A	4,412,505
53,095	Tyson Foods, Inc., Class A	2,776,868

		7,189,373

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – 3.7%
35,055	Abbott Laboratories	$ 4,423,590
54,250	Medtronic PLC	4,895,520

		9,319,110

Hotels, Restaurants & Leisure – 3.0%
13,220	Darden Restaurants, Inc.	2,666,077
16,135	McDonald’s Corp.	4,841,630

		7,507,707

Household Products – 1.7%
29,010	Procter & Gamble Co.	4,365,135

Industrial REITs – 1.9%
43,610	Prologis, Inc.	4,656,676

Insurance – 2.8%
16,210	Chubb Ltd.	4,312,508
35,510	MetLife, Inc.	2,696,985

		7,009,493

Interactive Media & Services – 2.3%
30,810	Alphabet, Inc. Class A	5,912,439

IT Services – 1.1%
31,830	Amdocs Ltd.	2,717,009

Machinery – 2.4%
11,980	Illinois Tool Works, Inc.	3,066,521
44,565	Stanley Black & Decker, Inc.	3,014,822

		6,081,343

Media – 1.8%
135,070	Comcast Corp. Class A	4,488,376

Multi-Utilities – 1.1%
46,205	Dominion Energy, Inc.	2,700,682

Oil, Gas & Consumable Fuels – 6.6%
29,130	Chevron Corp.	4,417,273
41,810	Exxon Mobil Corp.	4,667,668
36,645	ONEOK, Inc.	3,008,921
77,250	Williams Cos., Inc.	4,631,138

		16,725,000

Pharmaceuticals – 3.8%
30,875	Johnson & Johnson	5,086,347
58,280	Merck & Co., Inc.	4,552,834

		9,639,181

Semiconductors & Semiconductor Equipment – 4.9%
18,410	Broadcom, Inc.	5,407,017
23,195	Texas Instruments, Inc.	4,199,687
19,225	Universal Display Corp.	2,776,090

		12,382,794

Software – 2.3%
22,565	Oracle Corp.	5,726,320

Specialized REITs – 1.1%
9,925	Public Storage	2,699,004

Specialty Retail – 1.9%
13,085	Home Depot, Inc.	4,808,868

THE VALUE FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Wireless Telecommunication Services – 1.9%
20,580	T-Mobile U.S., Inc.	$ 4,906,478

TOTAL COMMON STOCKS (Cost $194,987,153)		$241,911,367

Exchange Traded Fund – 3.3%
43,000	iShares Russell 1000 Value ETF	$ 8,403,060
(Cost $8,245,619)

Shares	Dividend Rate	Value

Investment Company – 0.5%
State Street Institutional US Government Money Market Fund – Premier Class
1,180,523	4.250%	$ 1,180,523
(Cost $1,180,523)

TOTAL INVESTMENTS – 100.0% (Cost $204,413,295)		$251,494,950

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		84,529

NET ASSETS – 100.0%		$251,579,479

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

THE MIDCAP GROWTH FUND

Schedule of Investments

July 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 95.8%
Aerospace & Defense – 4.9%
4,450	Axon Enterprise, Inc.*	$ 3,361,931
7,105	HEICO Corp.	2,321,914
23,300	Howmet Aerospace, Inc.	4,188,641

		9,872,486

Biotechnology* – 2.1%
49,365	Exelixis, Inc.	1,788,000
32,705	Incyte Corp.	2,449,278

		4,237,278

Building Products – 1.1%
6,065	Carlisle Cos., Inc.	2,151,316

Capital Markets – 6.6%
5,095	Ameriprise Financial, Inc.	2,640,178
118,100	Blue Owl Capital, Inc.	2,285,235
5,155	FactSet Research Systems, Inc.	2,076,950
7,280	Morningstar, Inc.	2,012,629
3,920	MSCI, Inc.	2,200,531
15,950	Tradeweb Markets, Inc. Class A	2,209,872

		13,425,395

Chemicals – 1.2%
20,475	RPM International, Inc.	2,403,970

Commercial Services & Supplies – 2.3%
39,235	Rollins, Inc.	2,246,989
63,165	Tetra Tech, Inc.	2,320,682

		4,567,671

Construction & Engineering – 2.6%
4,505	EMCOR Group, Inc.	2,826,842
6,060	Quanta Services, Inc.	2,461,148

		5,287,990

Consumer Staples Distribution & Retail – 2.4%
4,415	Casey’s General Stores, Inc.	2,296,374
26,010	Performance Food Group Co.*	2,611,404

		4,907,778

Electric Utilities – 1.2%
14,685	NRG Energy, Inc.	2,455,332

Electrical Equipment – 1.2%
6,920	Rockwell Automation, Inc.	2,433,833

Electronic Equipment, Instruments & Components – 1.2%
23,555	Amphenol Corp. Class A	2,508,843

Entertainment – 4.2%
31,450	ROBLOX Corp.*	4,333,495
9,285	Take-Two Interactive Software, Inc.*	2,068,048
12,755	TKO Group Holdings, Inc.	2,142,968

		8,544,511

Financial Services – 2.3%
16,130	Apollo Global Management, Inc.	2,344,012
6,850	Corpay, Inc.*	2,212,892

		4,556,904

Health Care Equipment & Supplies – 4.3%
7,255	Insulet Corp.*	2,092,342
13,255	Masimo Corp.*	2,038,486
8,825	Penumbra, Inc.*	2,226,283

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
8,815	ResMed, Inc.	$ 2,397,151

		8,754,262

Health Care Providers & Services – 4.5%
13,740	Cardinal Health, Inc.	2,132,723
10,930	Cencora, Inc.	3,126,854
4,045	Chemed Corp.	1,667,753
16,010	DaVita, Inc.*	2,247,324

		9,174,654

Hotels, Restaurants & Leisure – 12.1%
4,905	Domino’s Pizza, Inc.	2,272,045
8,180	Flutter Entertainment PLC*	2,472,487
13,345	Hilton Worldwide Holdings, Inc.	3,577,528
16,590	Hyatt Hotels Corp. Class A	2,338,692
20,890	Planet Fitness, Inc. Class A*	2,280,979
34,450	Restaurant Brands International, Inc.	2,337,777
14,025	Royal Caribbean Cruises Ltd.	4,458,127
28,330	Wyndham Hotels & Resorts, Inc.	2,436,380
15,815	Yum! Brands, Inc.	2,279,732

		24,453,747

Household Durables* – 1.4%
23,900	SharkNinja, Inc.	2,774,790

Household Products – 1.1%
23,505	Church & Dwight Co., Inc.	2,204,064

Independent Power Producers & Energy Traders – 3.2%
30,575	Vistra Corp.	6,376,111

IT Services* – 4.9%
17,030	Cloudflare, Inc.	3,536,790
5,635	Gartner, Inc.	1,908,293
12,570	GoDaddy, Inc. Class A	2,031,061
18,555	Twilio, Inc., Class A	2,393,595

		9,869,739

Leisure Products – 1.2%
31,095	Hasbro, Inc.	2,337,100

Life Sciences Tools & Services* – 0.9%
6,505	Waters Corp.	1,878,384

Machinery – 2.5%
32,540	Donaldson Co., Inc.	2,341,904
10,945	Lincoln Electric Holdings, Inc.	2,665,107

		5,007,011

Media – 1.2%
12,805	Nexstar Media Group, Inc.	2,395,944

Oil, Gas & Consumable Fuels – 2.2%
9,405	Cheniere Energy, Inc.	2,218,451
13,455	Targa Resources Corp.	2,239,047

		4,457,498

Professional Services – 3.3%
9,330	Broadridge Financial Solutions, Inc.	2,309,268
14,820	Paychex, Inc.	2,138,971
12,355	Paylocity Holding Corp.*	2,284,192

		6,732,431

Software – 10.8%
42,945	Bentley Systems, Inc. Class B	2,489,951
17,250	Datadog, Inc., Class A*	2,414,655

THE MIDCAP GROWTH FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
29,835	Docusign, Inc.*	$ 2,256,719
78,255	Dropbox, Inc. Class A*	2,126,188
40,475	Dynatrace, Inc.*	2,129,390
1,170	Fair Isaac Corp.*	1,680,962
9,505	Guidewire Software, Inc.*	2,150,221
13,280	PTC, Inc.*	2,852,677
2,267	Synopsys, Inc.*	1,436,077
3,830	Tyler Technologies, Inc.*	2,238,865

		21,775,705

Specialized REITs – 1.1%
18,560	Lamar Advertising Co. Class A	2,268,960

Specialty Retail – 3.3%
32,610	CarMax, Inc.*	1,846,052
17,585	Ross Stores, Inc.	2,401,056
42,175	Tractor Supply Co.	2,401,866

		6,648,974

Technology Hardware, Storage & Peripherals – 1.1%
21,265	NetApp, Inc.	2,214,324

Textiles, Apparel & Luxury Goods – 2.2%
43,020	On Holding AG*	2,089,481
8,240	Ralph Lauren Corp.	2,461,700

		4,551,181

Trading Companies & Distributors – 1.2%
54,345	Fastenal Co.	2,506,935

TOTAL COMMON STOCKS (Cost $149,428,693)		$193,735,121

Exchange Traded Fund – 3.5%
49,270	iShares Russell Mid-Cap Growth ETF	$ 6,967,764
(Cost $6,591,334)

Shares	Dividend Rate	Value

Investment Company – 0.8%
State Street Institutional US Government Money Market Fund – Premier Class
1,634,968	4.250%	$ 1,634,968
(Cost $1,634,968)

TOTAL INVESTMENTS – 100.1% (Cost $157,654,995)		$202,337,853

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(145,006)

NET ASSETS – 100.0%		$202,192,847

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

THE MIDCAP VALUE FUND

Schedule of Investments

July 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 97.1%
Aerospace & Defense – 1.3%
1,855	L3Harris Technologies, Inc.	$ 509,791

Air Freight & Logistics – 1.2%
2,025	FedEx Corp.	452,567

Banks – 7.8%
10,250	Bank OZK	505,325
29,295	Huntington Bancshares, Inc.	481,317
28,870	KeyCorp	517,350
21,215	Regions Financial Corp.	537,376
11,675	Truist Financial Corp.	510,314
10,655	U.S. Bancorp	479,049

		3,030,731

Building Products – 2.4%
1,280	Carlisle Cos., Inc.	454,029
4,400	Johnson Controls International PLC	462,000

		916,029

Capital Markets – 5.1%
1,715	CME Group, Inc.	477,250
840	MSCI, Inc.	471,542
4,720	State Street Corp.	527,460
4,930	T. Rowe Price Group, Inc.	500,149

		1,976,401

Chemicals – 3.5%
1,640	Air Products & Chemicals, Inc.	472,123
5,970	Eastman Chemical Co.	433,482
4,215	PPG Industries, Inc.	444,682

		1,350,287

Communications Equipment – 1.3%
1,125	Motorola Solutions, Inc.	493,853

Consumer Staples Distribution & Retail – 1.3%
6,150	Sysco Corp.	489,540

Containers & Packaging – 1.1%
14,650	Sealed Air Corp.	428,806

Electric Utilities – 3.8%
7,605	Alliant Energy Corp.	494,401
5,170	Pinnacle West Capital Corp.	468,505
5,170	Southern Co.	488,462

		1,451,368

Electrical Equipment – 2.6%
3,570	Emerson Electric Co.	519,471
1,415	Rockwell Automation, Inc.	497,669

		1,017,140

Electronic Equipment, Instruments & Components – 2.9%
9,055	Corning, Inc.	572,638
2,070	Littelfuse, Inc.	532,673

		1,105,311

Food Products – 2.3%
3,340	Ingredion, Inc.	439,343
5,725	Kellanova	457,027

		896,370

Gas Utilities – 1.2%
12,810	UGI Corp.	463,466

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – 2.4%
1,825	ResMed, Inc.	$ 496,291
1,905	STERIS PLC	431,463

		927,754

Health Care Providers & Services – 3.5%
1,950	Humana, Inc.	487,247
1,740	Labcorp Holdings, Inc.	452,539
2,525	Quest Diagnostics, Inc.	422,710

		1,362,496

Hotels, Restaurants & Leisure – 4.8%
2,045	Darden Restaurants, Inc.	412,415
6,850	Restaurant Brands International, Inc.	464,841
9,345	Travel & Leisure Co.	553,691
2,955	Vail Resorts, Inc.	444,019

		1,874,966

Household Products – 2.3%
3,710	Clorox Co.	465,828
3,515	Kimberly-Clark Corp.	438,039

		903,867

Industrial REITs – 1.2%
4,305	Prologis, Inc.	459,688

Insurance – 4.6%
10,120	CNA Financial Corp.	448,619
5,865	MetLife, Inc.	445,447
5,990	Principal Financial Group, Inc.	466,202
5,830	Unum Group	418,652

		1,778,920

IT Services – 2.1%
4,920	Amdocs Ltd.	419,971
5,735	Cognizant Technology Solutions Corp. Class A	411,544

		831,515

Leisure Products – 1.3%
6,590	Hasbro, Inc.	495,304

Machinery – 10.3%
4,460	AGCO Corp.	526,146
1,425	Cummins, Inc.	523,858
2,555	Dover Corp.	462,813
1,880	Illinois Tool Works, Inc.	481,224
4,120	Oshkosh Corp.	521,303
4,960	PACCAR, Inc.	489,850
6,995	Stanley Black & Decker, Inc.	473,212
6,420	Timken Co.	488,498

		3,966,904

Media – 2.5%
2,720	Nexstar Media Group, Inc.	508,939
6,505	Omnicom Group, Inc.	468,685

		977,624

Metals & Mining – 1.1%
1,500	Reliance, Inc.	435,195

Multi-Utilities – 2.5%
4,525	Consolidated Edison, Inc.	468,338
4,415	WEC Energy Group, Inc.	481,588

		949,926

THE MIDCAP VALUE FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 5.8%
2,755	Marathon Petroleum Corp.	$ 468,874
5,595	ONEOK, Inc.	459,405
420	Texas Pacific Land Corp.	406,615
3,335	Valero Energy Corp.	457,929
7,775	Williams Cos., Inc.	466,111

		2,258,934

Pharmaceuticals – 1.1%
2,795	Zoetis, Inc.	407,483

Residential REITs – 2.2%
2,215	AvalonBay Communities, Inc.	412,610
1,610	Essex Property Trust, Inc.	418,890

		831,500

Retail REITs – 1.2%
6,530	Regency Centers Corp.	466,242

Semiconductors & Semiconductor Equipment – 2.2%
6,390	Skyworks Solutions, Inc.	437,971
2,950	Universal Display Corp.	425,980

		863,951

Software – 1.2%
15,320	Gen Digital, Inc.	451,787

Specialized REITs – 3.5%
2,610	Digital Realty Trust, Inc.	460,508
3,085	Extra Space Storage, Inc.	414,501
3,850	Lamar Advertising Co. Class A	470,662

		1,345,671

Specialty Retail – 2.3%
6,455	Best Buy Co., Inc.	419,963
2,125	Lowe’s Cos., Inc.	475,086

		895,049

Technology Hardware, Storage & Peripherals – 1.2%
18,755	HP, Inc.	465,124

TOTAL COMMON STOCKS (Cost $33,586,680)		$37,531,560

Exchange Traded Fund – 2.4%
7,000	iShares Russell Mid-Cap Value ETF	$ 941,990
(Cost $750,471)

TOTAL INVESTMENTS – 99.5% (Cost $34,337,151)		$38,473,550

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		195,695

NET ASSETS – 100.0%		$38,669,245

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

THE BOND FUND

Schedule of Investments

July 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 37.8%
Aerospace/Defense – 0.6%
General Electric Co.
$ 6,303,000	6.150%		08/07/37	$ 6,806,905

Auto Manufacturers – 1.9%
BMW U.S. Capital LLC(a)(b)
5,000,000	5.150		04/02/34	5,007,259
Ford Motor Credit Co. LLC(b)
2,000,000	6.050		03/05/31	2,005,518
2,300,000	6.054		11/05/31	2,301,317
General Motors Co.(b)
3,450,000	6.600		04/01/36	3,642,917
General Motors Financial Co., Inc.(b)
2,000,000	2.400		04/10/28	1,887,245
1,615,000	3.100		01/12/32	1,425,275
Mercedes-Benz Finance North America LLC(a)
2,000,000	5.050		08/03/33	2,001,848
Volkswagen Group of America Finance LLC(a)(b)
4,000,000	6.450		11/16/30	4,262,439

				22,533,818

Banks – 6.7%
Banco Santander SA(b)(c)(1 yr. CMT + 1.450%)
2,400,000	5.538		03/14/30	2,468,690
Bank of America Corp.
1,000,000	4.450		03/03/26	998,967
(3 mo. USD Term SOFR + 1.302%),
2,749,000	3.419	(b)(c)	12/20/28	2,684,388
(Secured Overnight Financing Rate + 1.310%),
2,585,000	5.511	(b)(c)	01/24/36	2,648,909
CaixaBank SA(a)(b)(c) (Secured Overnight Financing Rate + 1.780%)
3,000,000	5.673		03/15/30	3,097,128
Citigroup, Inc.
(Secured Overnight Financing Rate + 2.086%),
4,400,000	4.910	(b)(c)	05/24/33	4,390,987
(Secured Overnight Financing Rate + 1.379%),
2,000,000	2.904	(b)(c)	11/03/42	1,415,843
HSBC Holdings PLC(b)(c) (Secured Overnight Financing Rate + 2.650%)
3,150,000	6.332		03/09/44	3,363,316
Huntington Bancshares, Inc.(b)(c) (Secured Overnight Financing Rate + 2.050%)
4,000,000	5.023		05/17/33	3,953,101
JPMorgan Chase & Co.
(Secured Overnight Financing Rate + 0.885%),
1,500,000	5.229	(b)(c)	04/22/27	1,503,949
(Secured Overnight Financing Rate + 1.560%),
1,000,000	4.323	(b)(c)	04/26/28	997,182
(3 mo. USD Term SOFR + 1.592%),
2,000,000	4.452	(b)(c)	12/05/29	1,998,091
(3 mo. USD Term SOFR + 1.422%),
1,650,000	3.702	(b)(c)	05/06/30	1,604,443
2,520,000	5.600		07/15/41	2,578,559
KeyBank NA
3,000,000	3.400		05/20/26	2,967,081
Morgan Stanley(b)(c) (Secured Overnight Financing Rate + 1.200%)
2,900,000	2.511		10/20/32	2,538,633
National Australia Bank Ltd.(a)
7,500,000	5.181		06/11/34	7,728,565
Royal Bank of Canada(b)(c) (Secured Overnight Financing Rate + 1.080%)
3,000,000	4.650		10/18/30	3,000,339

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Santander Holdings USA, Inc.(b)(c) (Secured Overnight Financing Rate + 2.138%)
$ 3,125,000	6.342%		05/31/35	$ 3,285,470
Truist Financial Corp.
(Secured Overnight Financing Rate + 1.571%),
3,500,000	5.153	(b)(c)	08/05/32	3,559,736
(Secured Overnight Financing Rate + 2.300%),
1,900,000	6.123	(b)(c)	10/28/33	2,017,589
(Secured Overnight Financing Rate + 1.852%),
1,776,000	5.122	(b)(c)	01/26/34	1,776,593
U.S. Bancorp
(Secured Overnight Financing Rate + 1.061%),
2,020,000	5.046	(b)(c)	02/12/31	2,052,011
(Secured Overnight Financing Rate + 1.600%),
7,000,000	4.839	(b)(c)	02/01/34	6,910,772
(Secured Overnight Financing Rate + 1.860%),
1,350,000	5.678	(b)(c)	01/23/35	1,398,959
UBS Group AG(a)(b)(c) (3 mo. USD LIBOR + 1.410%)
2,500,000	3.869		01/12/29	2,459,800
Wells Fargo & Co.
1,500,000	4.650		11/04/44	1,286,276
5,000,000	4.750		12/07/46	4,318,071
Wells Fargo Bank NA(d)
2,000,000	6.180		02/15/36	2,046,952

				81,050,400

Beverages(b) – 0.6%
Anheuser-Busch InBev Worldwide, Inc.
1,000,000	4.600		04/15/48	885,278
6,000,000	4.439		10/06/48	5,071,745
PepsiCo, Inc.
2,190,000	4.450		04/14/46	1,921,896

				7,878,919

Biotechnology(b) – 0.2%
Amgen, Inc.
1,000,000	5.600		03/02/43	987,816
3,175,000	2.770		09/01/53	1,859,078

				2,846,894

Chemicals(b) – 0.3%
LYB International Finance III LLC
3,759,000	5.500		03/01/34	3,719,844

Commercial Services – 1.4%
Corp. of Gonzaga University
3,500,000	4.158		04/01/46	2,654,069
Emory University(b)
2,000,000	1.566		09/01/25	1,994,464
Henry J Kaiser Family Foundation
6,250,000	3.356		12/01/25	6,207,165
Northwestern University
1,000,000	4.643		12/01/44	933,109
PayPal Holdings, Inc.(b)
3,600,000	5.250		06/01/62	3,303,348
Thomas Jefferson University
1,375,000	2.368		11/01/25	1,366,887

				16,459,042

Computers(b) – 0.3%
CGI, Inc.
4,000,000	2.300		09/14/31	3,467,209

THE BOND FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Computers & Peripherals(b) – 0.2%
Meta Platforms, Inc.
$ 2,320,000	3.850%	08/15/32	$ 2,217,944

Distribution/Wholesale(b) – 0.2%
WW Grainger, Inc.
3,260,000	4.600	06/15/45	2,872,916

Diversified Financial Services(b) – 1.4%
Aircastle Ltd.
1,000,000	4.250	06/15/26	996,104
Ally Financial, Inc.(c) (Secured Overnight Financing Rate + 2.290%)
2,500,000	6.184	07/26/35	2,558,239
Brookfield Finance, Inc.
3,100,000	4.700	09/20/47	2,677,660
Capital One Financial Corp.(c) (Secured Overnight Financing Rate + 2.370%)
3,000,000	5.268	05/10/33	3,022,998
Charles Schwab Corp.
1,225,000	2.750	10/01/29	1,148,940
2,500,000	1.950	12/01/31	2,130,626
Mastercard, Inc.
5,000,000	4.875	05/09/34	5,030,350

			17,564,917

Electrical Equipment – 4.6%
Arizona Public Service Co.
2,150,000	6.875	08/01/36	2,359,342
Cleco Securitization II LLC
5,000,000	4.680	12/01/36	4,987,665
Commonwealth Edison Co.(b)
1,050,000	5.300	06/01/34	1,075,329
Consumers Energy Co.(b)
3,290,000	3.950	07/15/47	2,609,531
Duke Energy Progress LLC(b)
2,970,000	5.050	03/15/35	2,973,890
Emerson Electric Co.
1,900,000	6.125	04/15/39	2,061,061
Evergy Kansas Central, Inc.(b)
7,435,000	5.900	11/15/33	7,878,839
Florida Power & Light Co.(b)
1,250,000	4.550	10/01/44	1,064,991
Louisville Gas & Electric Co.(b)
1,850,000	4.650	11/15/43	1,596,271
National Grid USA
3,375,000	8.000	11/15/30	3,837,695
National Rural Utilities Cooperative Finance Corp.(b)
4,000,000	5.800	01/15/33	4,237,586
Nevada Power Co.(b)
1,250,000	3.125	08/01/50	797,629
Ohio Power Co.
2,870,000	5.850	10/01/35	2,937,370
Pacific Gas & Electric Co.(b)
1,000,000	4.550	07/01/30	980,619
1,000,000	4.950	07/01/50	826,420
PacifiCorp
2,200,000	6.100	08/01/36	2,287,951
PG&E Wildfire Recovery Funding LLC
786,730	3.594	06/01/32	770,625

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical Equipment – (continued)
PPL Electric Utilities Corp.(b)
$ 2,225,000	4.750%		07/15/43	$ 2,015,774
Public Service Enterprise Group, Inc.(b)
5,500,000	8.625		04/15/31	6,350,664
Southern California Edison Co.
1,000,000	5.550		01/15/37	967,883
Wisconsin Power & Light Co.(b)
1,000,000	1.950		09/16/31	855,900
Wisconsin Public Service Corp.(b)
3,000,000	3.300		09/01/49	2,048,301

				55,521,336

Food(a)(b) – 0.5%
Nestle Holdings, Inc.
6,700,000	4.300		10/01/32	6,615,283

Gas(b) – 0.6%
Atmos Energy Corp.
1,400,000	4.125		03/15/49	1,109,190
Boston Gas Co.(a)
2,900,000	3.001		08/01/29	2,729,995
Northwest Natural Gas Co.
4,650,000	3.869		06/15/49	3,346,046

				7,185,231

Healthcare-Products(b) – 0.2%
Baxter International, Inc.
3,000,000	2.539		02/01/32	2,607,433

Healthcare-Services – 1.9%
Adventist Health System(b)
7,000,000	2.952		03/01/29	6,526,330
Ascension Health
3,000,000	2.532	(b)	11/15/29	2,782,198
1,500,000	3.945		11/15/46	1,186,113
Baptist Health South Florida, Inc.
3,695,000	4.342		11/15/41	3,170,803
Mayo Clinic
2,600,000	3.774		11/15/43	2,086,242
SSM Health Care Corp.(b)
4,990,000	3.823		06/01/27	4,938,868
3,000,000	4.894		06/01/28	3,036,568

				23,727,122

Insurance – 5.0%
Americo Life, Inc.(a)
5,206,000	3.450		04/15/31	4,628,525
Aon North America, Inc.(b)
2,175,000	5.750		03/01/54	2,118,678
Arch Capital Group Ltd.
2,149,000	7.350		05/01/34	2,467,324
Arthur J Gallagher & Co.(b)
1,000,000	5.450		07/15/34	1,018,594
Assured Guaranty U.S. Holdings, Inc.(b)
4,715,000	3.150		06/15/31	4,347,023
Berkshire Hathaway Finance Corp.(b)
4,220,000	4.200		08/15/48	3,501,360
Equitable Financial Life Global Funding(a)
3,000,000	1.300		07/12/26	2,913,869
5,000,000	1.750		11/15/30	4,311,145

THE BOND FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Guardian Life Global Funding(a)
$ 5,000,000	4.798%		04/28/30	$ 5,051,749
Horace Mann Educators Corp.(b)
2,000,000	7.250		09/15/28	2,132,521
MassMutual Global Funding II(a)
2,670,000	1.550		10/09/30	2,304,130
MetLife, Inc.(b)
2,055,000	10.750		08/01/69	2,728,978
New York Life Global Funding(a)
9,000,000	4.550		01/28/33	8,843,547
Principal Life Global Funding II(a)
2,600,000	5.500		06/28/28	2,672,181
Reinsurance Group of America, Inc.
2,500,000	3.150	(b)	06/15/30	2,337,409
1,811,000	6.000	(b)	09/15/33	1,901,698
(3 mo. USD Term SOFR + 2.927%),
2,000,000	7.245	(b)(c)	12/15/65	1,938,119
Reliance Standard Life Global Funding II(a)
1,750,000	2.750		01/21/27	1,690,577
Teachers Insurance & Annuity Association of America(a)(b)
3,000,000	4.270		05/15/47	2,425,178
Travelers Cos., Inc.(b)
2,000,000	4.100		03/04/49	1,597,597

				60,930,202

Investment Company(b) – 0.2%
Morgan Stanley Direct Lending Fund
2,000,000	6.000		05/19/30	2,012,261

Machinery-Diversified – 0.3%
John Deere Capital Corp.
4,000,000	4.350		09/15/32	3,943,485

Media – 0.2%
Comcast Corp.
1,250,000	6.400		05/15/38	1,332,657
1,500,000	2.800	(b)	01/15/51	889,374

				2,222,031

Metals & Mining – 0.2%
Southern Copper Corp.
2,000,000	5.875		04/23/45	1,977,883

Oil&Gas Services(a)(b) – 0.3%
Schlumberger Holdings Corp.
3,600,000	2.650		06/26/30	3,311,793

Oil-Field Services – 1.0%
APA Corp.(a)(b)
2,835,000	5.100		09/01/40	2,379,753
HF Sinclair Corp.(b)
2,000,000	6.250		01/15/35	2,034,947
Phillips 66 Co.(b)
3,000,000	4.950		03/15/35	2,910,884
Saudi Arabian Oil Co.(a)
5,000,000	3.500		04/16/29	4,838,610

				12,164,194

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – 1.0%
CVS Pass-Through Trust(a)
$ 1,675,515	7.507%	01/10/32	$ 1,777,384
GlaxoSmithKline Capital, Inc.(b)
2,000,000	4.500	04/15/30	2,004,399
Johnson & Johnson
4,970,000	5.950	08/15/37	5,439,623
Pfizer, Inc.
2,900,000	7.200	03/15/39	3,415,960

			12,637,366

Pipelines – 2.0%
DCP Midstream Operating LP
1,000,000	8.125	08/16/30	1,151,465
Energy Transfer LP(b)
3,000,000	4.900	03/15/35	2,864,797
Gulfstream Natural Gas System LLC(a)(b)
3,000,000	5.600	07/23/35	3,017,182
Kinder Morgan Energy Partners LP
4,175,000	5.800	03/15/35	4,285,813
ONEOK, Inc.(b)
2,635,000	3.950	03/01/50	1,867,529
Tennessee Gas Pipeline Co. LLC
628,000	8.375	06/15/32	728,472
1,450,000	7.625	04/01/37	1,686,694
Texas Eastern Transmission LP(a)(b)
3,900,000	4.150	01/15/48	3,028,159
TransCanada PipeLines Ltd.(b)
1,000,000	4.625	03/01/34	955,376
Transcanada Trust(b)(c) (3 mo. USD LIBOR + 3.208%)
4,660,000	5.300	03/15/77	4,623,563

			24,209,050

Real Estate(b) – 3.4%
Alexandria Real Estate Equities, Inc.
2,500,000	5.250	05/15/36	2,455,173
AvalonBay Communities, Inc.
1,350,000	5.350	06/01/34	1,382,627
Camden Property Trust
6,000,000	4.900	01/15/34	5,966,640
DOC Dr. LLC
1,325,000	2.625	11/01/31	1,162,496
Healthcare Realty Holdings LP
1,075,000	2.050	03/15/31	904,677
Mid-America Apartments LP
1,900,000	1.100	09/15/26	1,830,257
Omega Healthcare Investors, Inc.
2,875,000	4.750	01/15/28	2,883,289
Prologis Targeted U.S. Logistics Fund LP(a)
5,428,000	5.500	04/01/34	5,537,528
Realty Income Corp.
2,400,000	3.950	08/15/27	2,381,982
SBA Tower Trust(a)
2,600,000	4.831	10/15/29	2,585,387
Scentre Group Trust 1/Scentre Group Trust 2(a)
4,000,000	3.750	03/23/27	3,945,573
Simon Property Group LP
1,500,000	6.250	01/15/34	1,631,282

THE BOND FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate(b) – (continued)
Sun Communities Operating LP
$ 1,000,000	2.700%		07/15/31	$ 883,209
Ventas Realty LP
2,900,000	5.625		07/01/34	2,980,287
Welltower OP LLC
5,900,000	2.750		01/15/32	5,255,047

				41,785,454

Semiconductors(b) – 0.9%
Broadcom, Inc.(a)
2,500,000	4.150		04/15/32	2,402,899
3,500,000	3.469		04/15/34	3,110,734
Texas Instruments, Inc.
6,000,000	3.650		08/16/32	5,654,207

11,167,840

Software(b) – 0.3%
Salesforce, Inc.
2,850,000	1.950		07/15/31	2,490,199
1,000,000	2.900		07/15/51	636,723

3,126,922

Telecommunications – 0.3%
AT&T, Inc.
4,000,000	6.250		03/29/41	4,154,020

Transportation – 0.9%
Burlington Northern Santa Fe LLC(b)
1,220,000	4.950		09/15/41	1,141,538
Canadian National Railway Co.
1,190,000	6.200		06/01/36	1,306,466
1,310,000	2.450	(b)	05/01/50	767,488
Canadian Pacific Railway Co.
1,980,000	5.750		01/15/42	1,958,008
1,635,000	4.950	(b)	08/15/45	1,480,576
1,500,000	4.700	(b)	05/01/48	1,316,620
2,500,000	6.125	(b)(e)	09/15/15	2,537,429
Kansas City Southern Railway Co.(b)
500,000	4.950		08/15/45	403,999

10,912,124

Trucking & Leasing(b) – 0.2%
GATX Corp.
3,155,000	3.100		06/01/51	1,963,070

TOTAL CORPORATE OBLIGATIONS (Cost $491,509,265)				$ 459,592,908

Mortgage-Backed Obligations – 22.9%
Collateralized Mortgage Obligations – 11.5%
Agate Bay Mortgage Trust Series 2016-2, Class A3(a)(c)(f)
$ 128,226	3.500%		03/25/46	$ 116,906
Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
6,853	5.500		11/25/20	967
Bayview MSR Opportunity Master Fund Trust Series 2021-2, Class A2(a)(c)(f)
2,855,154	2.500		06/25/51	2,298,288
Bayview Opportunity Master Fund VI Trust Series 2021-6, Class A1(a)(c)(f)
7,797,024	3.000		10/25/51	6,548,584

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(c)(f)
$ 525,985	4.570%	11/25/35	$ 328,101
CFMT LLC Series 2023-HB12, Class A(a)(c)(f)
834,016	4.250	04/25/33	825,678
CHL Mortgage Pass-Through Trust Series 2005-27, Class 2A1
332,985	5.500	12/25/35	123,574
CHL Mortgage Pass-Through Trust Series 2005-6, Class 2A1
37,455	5.500	04/25/35	32,383
CHL Mortgage Pass-Through Trust Series 2005-7, Class 1A1(c) (1 mo. USD Term SOFR + 0.654%)
262,739	5.007	03/25/35	243,800
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
245,688	6.750	08/25/34	250,078
CoreVest American Finance Ltd. Series 2022-RTL1, Class A1(g)
504,679	6.250	05/28/29	504,679
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
3,118	5.250	09/25/19	3,049
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
2,027	6.500	08/25/32	2,060
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
85,334	5.250	07/25/33	85,314
Cross Mortgage Trust Series 2025-H1, Class A1(a)(c)(f)
2,637,451	5.735	02/25/70	2,644,631
Cross Mortgage Trust Series 2025-H3, Class A1(a)(c)(f)
3,839,488	5.883	04/25/70	3,865,479
CSMC Trust Series 2013-6, Class 1A1(a)(c)(f)
1,439,581	2.500	07/25/28	1,389,003
CSMC Trust Series 2017-HL2, Class A1(a)(c)(f)
302,105	3.500	10/25/47	271,378
EverBank Mortgage Loan Trust Series 2013-2, Class A(a)(c)(f)
346,678	3.000	06/25/43	321,533
Federal Home Loan Mortgage Corp. REMICS Series 2103, Class TE
6,853	6.000	12/15/28	6,958
Federal Home Loan Mortgage Corp. REMICS Series 2110, Class PG
32,456	6.000	01/15/29	32,568
Federal Home Loan Mortgage Corp. REMICS Series 2391, Class Z
143,582	6.000	12/15/31	148,111
Federal Home Loan Mortgage Corp. REMICS Series 4272, Class DG
103,175	3.000	04/15/43	100,247
Federal Home Loan Mortgage Corp. REMICS Series 4370, Class PA
13,766	3.500	09/15/41	13,696
Federal Home Loan Mortgage Corp. REMICS Series 4792, Class AC
115,148	3.500	05/15/48	103,750
Federal Home Loan Mortgage Corp. REMICS Series 5018, Class NA
1,410,870	3.000	10/15/50	1,248,385
Federal Home Loan Mortgage Corp. REMICS Series 5020, Class KW
6,000,000	2.000	09/25/45	5,151,284
Federal Home Loan Mortgage Corp. REMICS Series 5081, Class QA
542,818	2.000	12/25/50	431,136
Federal Home Loan Mortgage Corp. REMICS Series 5139, Class EC
4,000,000	2.500	09/25/51	2,834,726

THE BOND FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Federal Home Loan Mortgage Corp. REMICS Series 5428, Class VT
$ 4,800,000	6.000%	11/25/36	$ 4,954,130
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust Series 2017-3, Class MA
1,487,115	3.000	07/25/56	1,390,753
Federal National Mortgage Association REMICS Series 2001-45, Class WG
17,536	6.500	09/25/31	17,663
Federal National Mortgage Association REMICS Series 2003-117, Class KB
722,002	6.000	12/25/33	748,829
Federal National Mortgage Association REMICS Series 2011-127, Class ZU
238,949	3.500	12/25/41	224,011
Federal National Mortgage Association REMICS Series 2014-80, Class KA
798,653	2.000	03/25/44	614,963
Federal National Mortgage Association REMICS Series 2015-2, Class PA
642,159	2.250	03/25/44	613,365
Federal National Mortgage Association REMICS Series 2015-30, Class JA
688,443	2.000	05/25/45	600,066
Federal National Mortgage Association REMICS Series 2016-16, Class PD
266,181	3.000	12/25/44	256,920
Federal National Mortgage Association REMICS Series 2022-17, Class JG
6,350,113	3.000	12/25/48	5,926,794
Federal National Mortgage Association Trust Series 2003-W6, Class 3A
34,365	6.500	09/25/42	34,977
Finance of America Structured Securities Trust Series 2022-S4, Class A1A(a)(c)(f)
1,359,695	2.500	01/25/57	1,348,078
Finance of America Structured Securities Trust Series 2024-S3, Class A1(a)
1,415,438	3.500	04/25/74	1,360,796
First Horizon Alternative Mortgage Securities Trust Series 2006-RE1, Class A1(c)(f)
504,540	5.500	05/25/35	312,728
Flagstar Mortgage Trust Series 2018-2, Class A4(a)(c)(f)
40,429	3.500	04/25/48	39,241
Flagstar Mortgage Trust Series 2019-1INV, Class A3(a)(c)(f)
749,256	3.500	10/25/49	669,947
Flagstar Mortgage Trust Series 2021-8INV, Class A3(a)(c)(f)
2,892,945	2.500	09/25/51	2,324,947
GCAT Trust Series 2022-HX1, Class A1(a)(c)(f)
4,410,443	2.885	12/27/66	4,092,833
Government National Mortgage Association REMICS Series 2015-167, Class KM
72,457	3.000	12/20/43	65,739
Government National Mortgage Association REMICS Series 2015-94, Class AT
343,873	2.250	07/16/45	312,903
Government National Mortgage Association REMICS Series 2016-129, Class W
137,092	2.500	07/20/46	116,487

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Government National Mortgage Association REMICS Series 2017-H23, Class MA
$ 934,806	3.000%	11/20/67	$ 905,197
Government National Mortgage Association REMICS Series 2018-37, Class KT
426,117	3.500	03/20/48	389,169
Government National Mortgage Association REMICS Series 2021-116, Class LG
6,913,432	2.000	06/20/51	5,961,752
Government National Mortgage Association REMICS Series 2021-27, Class MT
3,372,750	5.000	02/20/51	3,306,418
Government National Mortgage Association REMICS Series 2021-32, Class NC
4,246,370	5.000	02/20/51	4,168,049
GS Mortgage-Backed Securities Trust Series 2021-GR3, Class A2(a)(c)(f)
5,968,725	2.500	04/25/52	4,806,307
GS Mortgage-Backed Securities Trust Series 2021-MM1, Class A2(a)(c)(f)
8,892,739	2.500	04/25/52	7,158,308
GSR Mortgage Loan Trust Series 2004-12, Class 1A1(c) (1 mo. USD Term SOFR + 0.454%)
161,664	4.807	12/25/34	155,157
GSR Mortgage Loan Trust Series 2004-7, Class 1A1(c)(f)
37,789	4.853	06/25/34	36,961
Impac CMB Trust Series 2003-2F, Class A(g)
46,945	5.730	01/25/33	47,267
Impac CMB Trust Series 2004-4, Class 1A1(c) (1 mo. USD Term SOFR + 0.754%)
21,930	5.107	09/25/34	21,877
Impac CMB Trust Series 2004-4, Class 2A2(g)
734,529	5.252	09/25/34	813,271
Imperial Fund Mortgage Trust Series 2022-NQM1, Class A1(a)(c)(f)
2,345,384	2.493	02/25/67	2,124,155
JP Morgan Mortgage Trust Series 2021-14, Class A3(a)(c)(f)
9,026,395	2.500	05/25/52	7,260,254
JP Morgan Mortgage Trust Series 2023-6, Class A2(a)(c)(f)
3,561,555	6.000	12/26/53	3,580,196
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(c)(f)
91,511	4.749	04/25/37	74,878
JPMorgan Mortgage Trust Series 2013-3, Class A3(a)(c)(f)
320,312	3.357	07/25/43	299,243
JPMorgan Mortgage Trust Series 2014-2, Class 1A1(a)(c)(f)
175,268	3.000	06/25/29	171,914
JPMorgan Mortgage Trust Series 2017-3, Class 1A3(a)(c)(f)
786,980	3.500	08/25/47	705,800
JPMorgan Mortgage Trust Series 2017-4, Class A3(a)(c)(f)
72,008	3.500	11/25/48	65,098
JPMorgan Mortgage Trust Series 2017-6, Class A3(a)(c)(f)
345,939	3.500	12/25/48	311,821
JPMorgan Mortgage Trust Series 2021-10, Class A3(a)(c)(f)
2,297,264	2.500	12/25/51	1,849,667
JPMorgan Mortgage Trust Series 2021-7, Class A4(a)(c)(f)
3,173,517	2.500	11/25/51	2,824,282
LHOME Mortgage Trust Series 2023-RTL4, Class A1(a)(g)
2,000,000	7.628	11/25/28	2,015,666

THE BOND FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
MASTR Adjustable Rate Mortgages Trust Series 2003-2, Class 6A1(c)(f)
$ 110,205	5.982%	07/25/33	$ 107,694
MASTR Alternative Loan Trust Series 2004-4, Class 1A1
28,310	5.500	05/25/34	27,585
MASTR Alternative Loan Trust Series 2004-4, Class 8A1
246,546	6.500	05/25/34	249,713
Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2003-HYB1, Class A3(c)(f)
33,328	5.234	03/25/33	29,967
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(c)(f)
287,944	5.024	11/25/35	147,839
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
479,765	6.000	08/25/37	153,833
New Residential Mortgage Loan Trust Series 2017-6A, Class A1(a)(c)(f)
1,471,583	4.000	08/27/57	1,420,889
New Residential Mortgage Loan Trust Series 2021-INV1, Class A2(a)(c)(f)
3,761,496	2.500	06/25/51	3,038,437
OBX Trust Series 2019-EXP1, Class 1A3(a)(c)(f)
146,577	4.000	01/25/59	144,272
OBX Trust Series 2019-INV2, Class A5(a)(c)(f)
101,763	4.000	05/27/49	94,649
OBX Trust Series 2024-NQM10, Class A1(a)(g)
1,513,507	6.180	05/25/64	1,522,872
Oceanview Mortgage Trust Series 2021-3, Class A4(a)(c)(f)
3,417,319	2.500	06/25/51	3,028,463
Provident Funding Mortgage Trust Series 2025-1, Class A3(a)(c)(f)
2,782,031	5.500	02/25/55	2,778,491
RALI Trust Series 2005-QS11, Class A2(c) (1 mo. USD Term SOFR + 0.614%)
79,876	4.967	07/25/35	57,782
Rate Mortgage Trust Series 2021-J1, Class A7(a)(c)(f)
3,537,456	2.500	07/25/51	3,127,016
RBSGC Mortgage Loan Trust Series 2007-B, Class 2A1(c)(f)
166,616	4.048	01/25/37	101,291
RBSGC Mortgage Loan Trust Series 2007-B, Class 3A1(c)(f)
2,685	5.623	01/25/37	2,668
RFMSI Trust Series 2005-S7, Class A5
34,501	5.500	11/25/35	26,418
Seasoned Loans Structured Transaction Series 2018-1, Class A2
1,245,000	3.500	06/25/28	1,206,631
Sequoia Mortgage Trust Series 2004-10, Class A1A(c) (1 mo. USD Term SOFR + 0.734%)
102,704	5.085	11/20/34	96,515
Sequoia Mortgage Trust Series 2013-2, Class A(c)(f)
362,851	1.874	02/25/43	310,263
Sequoia Mortgage Trust Series 2013-6, Class A1(c)(f)
827,237	2.500	05/25/43	720,246
Sequoia Mortgage Trust Series 2015-4, Class A1(a)(c)(f)
214,876	3.000	11/25/30	208,987
Sequoia Mortgage Trust Series 2016-3, Class A1(a)(c)(f)
406,683	3.500	11/25/46	369,974
Sequoia Mortgage Trust Series 2017-5, Class A1(a)(c)(f)
383,687	3.500	08/25/47	344,319
Sequoia Mortgage Trust Series 2017-6, Class A1(a)(c)(f)
906,052	3.500	09/25/47	819,502

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Sequoia Mortgage Trust Series 2018-2, Class A1(a)(c)(f)
$ 319,142	3.500%		02/25/48	$ 286,075
Sequoia Mortgage Trust Series 2025-3, Class A1(a)(c)(f)
4,365,239	6.000		04/25/55	4,396,162
Shellpoint Co-Originator Trust Series 2017-2, Class A1(a)(c)(f)
463,697	3.500		10/25/47	422,211
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A(c)(f)
55,728	5.369		10/25/34	52,851
Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(c)(f)
2,329	6.122		04/25/34	2,308
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A, Class 3A3(c)(f)
49,468	5.713		11/25/33	49,085
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A, Class 6A(c)(f)
40,793	6.671		11/25/33	41,247
UWM Mortgage Trust Series 2021-INV4, Class A3(a)(c)(f)
9,392,978	2.500		12/25/51	7,534,563
Wells Fargo Mortgage Backed Securities Trust Series 2021-2, Class A1(a)(c)(f)
267,920	2.500		06/25/51	216,000
WinWater Mortgage Loan Trust Series 2015-5, Class A3(a)(c)(f)
885,015	3.500		08/20/45	809,536
WinWater Mortgage Loan Trust Series 2016-1, Class 1A5(a)(c)(f)
596,290	3.500		01/20/46	542,885

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $157,076,852)				$ 139,494,462

Commercial Mortgage Obligations – 0.4%
Government National Mortgage Association REMICS Series 2013-68, Class B(c)(f)
377,501	2.500		08/16/43	363,424
Legends Outlets Kansas City KS Mortgage Secured Pass-Through Trust Series 2024-LGND, Class A(a)(g)
2,000,000	6.247		11/05/39	1,995,616
Reunion Resort Orlando FL Mortgage Secured Pass-Through Trust Series 2024-RSRT, Class A(a)
3,000,000	6.972		03/15/29	3,048,944

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS (Cost $5,342,490)				$ 5,407,984

Federal Agencies – 10.8%
Federal Home Loan Mortgage Corp.
4,658	7.000		05/01/26	4,900
4,293	7.500		12/01/30	4,448
7,749	7.500		01/01/31	7,990
20,031	7.000		08/01/31	21,070
229,631	5.000		05/01/33	231,438
(1 yr. CMT + 2.229%),
24,484	6.466	(c)	05/01/34	25,206
(RFUCC 1 yr. Treasury + 1.783%),
33,265	6.748	(c)	01/01/36	33,965
352,155	4.000		06/01/42	337,491
329,013	3.000		06/01/45	283,417

THE BOND FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – (continued)
Federal Home Loan Mortgage Corp. (continued)
(RFUCC 1 yr. Treasury + 1.600%),
$ 547,833	5.759	%(c)	07/01/45	$ 561,665
Federal National Mortgage Association
134,338	2.500		05/01/28	131,145
(RFUCC 6 mo. Treasury + 1.413%),
9,846	6.163	(c)	02/01/33	9,848
(RFUCC 1 yr. Treasury + 1.760%),
5,884	6.760	(c)	02/01/35	6,003
(RFUCC 1 yr. Treasury + 1.596%),
56,965	6.562	(c)	12/01/45	58,589
119,129	4.500		01/01/48	111,138
751,254	2.500		06/01/51	604,773
Government National Mortgage Association
1,920	7.500		07/20/26	1,921
4,394	6.500		04/15/31	4,424
32,776	6.500		05/15/31	33,514
411,402	2.500		06/20/31	397,140
4,334,451	5.000		07/20/52	4,227,683
Uniform Mortgage-Backed Security
2,911	6.500		10/01/28	3,002
5,532	7.500		09/01/29	5,513
15,048	7.000		03/01/31	15,813
4,826	7.000		11/01/31	5,071
12,158	7.000		01/01/32	12,775
18,883	6.000		12/01/32	19,147
655,041	3.500		08/01/35	630,941
8,853,721	2.000		08/01/42	7,547,784
6,923,994	5.000		04/01/43	6,912,013
1,599,846	5.000		05/01/43	1,589,170
7,291,645	5.000		06/01/43	7,258,753
347,214	5.000		08/01/48	349,108
9,421,269	3.000		01/01/52	8,090,739
9,429,641	3.000		06/01/52	8,140,099
4,695,268	3.000		07/01/52	4,024,869
5,291,222	4.500		07/01/52	5,028,085
3,750,741	3.500		08/01/52	3,387,832
5,062,382	5.000		08/01/52	4,940,247
13,367,296	5.000		03/01/53	13,068,831
4,466,940	6.000		04/01/53	4,529,354
8,300,451	5.500		08/01/53	8,270,561
1,994,701	6.000		08/01/53	2,025,490
3,768,661	5.000		10/01/53	3,679,340
3,818,650	6.000		10/01/53	3,876,716
4,177,735	5.500		02/01/54	4,165,350
869,417	5.000		03/01/54	850,910
4,753,250	5.500		03/01/54	4,732,325
5,220,592	5.500		05/01/54	5,200,983
4,137,312	6.000		06/01/54	4,196,144
5,826,373	5.500		07/01/54	5,813,784
6,093,766	5.500		03/01/55	6,063,170

				131,531,687

Home Equity(a)(g) – 0.2%
RCKT Mortgage Trust Series 2025-CES2, Class A1A
2,092,200	5.503		02/25/55	2,094,618

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $296,688,380)				$ 278,528,751

U.S. Treasury Obligations – 18.8%
U.S. Treasury Bonds
$ 12,000,000	1.750		08/15/41	$ 7,901,719
10,000,000	2.750		08/15/42	7,573,438
3,000,000	3.125		08/15/44	2,338,242

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)
U.S. Treasury Bonds (continued)
$ 12,750,000	3.000%	11/15/44	$ 9,704,443
2,125,000	2.500	02/15/45	1,478,120
5,000,000	2.500	02/15/46	3,426,172
38,000,000	2.750	11/15/47	26,692,031
6,000,000	3.000	02/15/48	4,405,313
22,800,000	3.125	05/15/48	17,089,312
7,000,000	2.250	08/15/49	4,331,250
10,000,000	1.375	08/15/50	4,860,938
U.S. Treasury Inflation-Indexed Bonds
9,957,920	0.750	02/15/42	7,677,533
U.S. Treasury Notes
4,900,000	1.500	08/15/26	4,768,427
2,000,000	2.250	02/15/27	1,947,266
6,000,000	4.500	05/15/27	6,052,500
5,000,000	3.875	10/15/27	4,994,922
6,380,000	0.625	05/15/30	5,462,127
1,000,000	3.750	06/30/30	990,469
7,350,000	3.750	08/31/31	7,225,107
5,000,000	1.375	11/15/31	4,251,758
7,000,000	1.875	02/15/32	6,107,227
15,500,000	2.875	05/15/32	14,353,848
14,000,000	2.750	08/15/32	12,813,828
10,000,000	4.125	11/15/32	9,977,734
14,500,000	3.500	02/15/33	13,859,961
23,000,000	3.375	05/15/33	21,732,305
8,000,000	4.500	11/15/33	8,141,875
9,110,000	4.250	05/15/35	9,030,287

TOTAL U.S. TREASURY OBLIGATIONS (Cost $250,023,726)			$ 229,188,152

Asset-Backed Securities – 11.4%
Automotive(a) – 0.7%
Avis Budget Rental Car Funding AESOP LLC Series 2020-2A, Class A
$ 2,080,000	2.020%	02/20/27	$ 2,060,146
Avis Budget Rental Car Funding AESOP LLC Series 2021-1A, Class A
4,150,000	1.380	08/20/27	4,038,556
Hertz Vehicle Financing III LP Series 2021-2A, Class A
2,800,000	1.680	12/27/27	2,699,881

			8,798,583

Home Equity – 0.5%
Accredited Mortgage Loan Trust Series 2004-4, Class A1B(c) (1 mo. USD Term SOFR + 0.894%)
87,132	4.908	01/25/35	87,040
EquiFirst Mortgage Loan Trust Series 2003-2, Class 2A2(g)
83,804	4.250	09/25/33	81,967
FIGRE Trust Series 2023-HE1, Class A(a)
1,679,830	5.850	03/25/53	1,693,622
FIGRE Trust Series 2025-HE3, Class A(a)(c)(f)
2,199,123	5.560	05/25/55	2,205,143
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE1, Class M1(c)(1 mo. USD Term SOFR + 0.789%)
602,903	5.142	12/25/34	588,568
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4(g)
133,772	5.640	11/25/35	133,424

THE BOND FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Home Equity – (continued)
Southern Pacific Secured Assets Corp. Series 1998-2, Class A7(g)
$ 318,105	7.490%	07/25/29	$ 311,627
Towd Point Mortgage Trust Series 2024-CES4, Class A1(a)(g)
1,215,915	5.122	09/25/64	1,208,742

			6,310,133

Manufactured Housing – 0.0%
Mid-State Trust XI Series 2011, Class A1
30,665	4.864	07/15/38	30,534

Other – 10.1%
AFN ABSPROP001 LLC Series 2019-1A, Class A1(a)
3,901,047	3.780	05/20/49	3,827,420
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2(a)
4,700,000	1.937	08/15/46	4,544,325
Beacon Container Finance II LLC Series 2021-1A, Class A(a)
1,875,000	2.250	10/22/46	1,719,693
BHG Securitization Trust Series 2021-B, Class B(a)
712,047	1.670	10/17/34	697,878
CAL Funding IV Ltd. Series 2020-1A, Class A(a)
3,522,500	2.220	09/25/45	3,318,747
Chase Funding Trust Series 2002-3, Class 1A5(g)
296,065	5.907	06/25/32	290,847
Chase Funding Trust Series 2004-1, Class 2A2(c) (1 mo. USD Term SOFR + 0.574%)
2,122,433	4.927	12/25/33	2,103,598
CLI Funding VIII LLC Series 2022-1A, Class A(a)
2,490,133	2.720	01/18/47	2,267,966
CMFT Net Lease Master Issuer LLC Series 2021-1, Class A1(a)
3,112,541	2.090	07/20/51	2,838,679
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(a)(c)(1 mo. USD Term SOFR + 0.514%)
283,096	4.867	02/25/37	264,328
DB Master Finance LLC Series 2021-1A, Class A2II(a)
3,860,000	2.493	11/20/51	3,567,393
Diamond Infrastructure Funding LLC Series 2021-1A, Class A(a)
4,000,000	1.760	04/15/49	3,798,192
Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A23(a)
6,110,000	4.118	07/25/47	6,018,199
Driven Brands Funding LLC Series 2021-1A, Class A2(a)
2,582,503	2.791	10/20/51	2,406,314
GBX Leasing LLC Series 2022-1, Class A(a)
1,463,628	2.870	02/20/52	1,361,803
Global SC Finance VII SRL Series 2020-2A, Class A(a)
2,519,735	2.260	11/19/40	2,387,086
Home Partners of America Trust Series 2019-1, Class A(a)
5,374,720	2.908	09/17/39	5,179,992
Jack in the Box Funding LLC Series 2022-1A, Class A2I(a)
3,740,000	3.445	02/26/52	3,599,553
Lendmark Funding Trust Series 2021-2A, Class A(a)
2,000,000	2.000	04/20/32	1,900,493
Long Beach Mortgage Loan Trust Series 2003-4, Class AV1(c) (1 mo. USD Term SOFR + 0.734%)
82,148	5.087	08/25/33	81,160
Lyra Music Assets Delaware LP Series 2024-2A, Class A2(a)
2,995,700	5.760	12/22/64	3,021,032
NP SPE II LLC Series 2016-1A, Class A1(a)
446,183	4.164	04/20/46	444,215

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other – (continued)
OnDeck Asset Securitization Trust IV LLC Series 2024-1A, Class A(a)
$ 1,500,000	6.270%	06/17/31	$ 1,511,190
PACEWell 5 Trust Series 2021-1, Class A(a)
1,978,250	2.628	10/10/59	1,596,014
Pear LLC Series 2023-1, Class A(a)
3,037,105	7.420	07/15/35	3,086,916
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A(a)
5,000,000	5.000	09/15/48	4,930,909
Sabey Data Center Issuer LLC Series 2021-1, Class A2(a)
3,000,000	1.881	06/20/46	2,911,744
ServiceMaster Funding LLC Series 2020-1, Class A2I(a)
3,751,840	2.841	01/30/51	3,479,374
Servpro Master Issuer LLC Series 2021-1A, Class A2(a)
1,915,000	2.394	04/25/51	1,780,838
Sierra Timeshare Receivables Funding LLC Series 2021-1A, Class A(a)
109,550	0.990	11/20/37	107,888
Taco Bell Funding LLC Series 2021-1A, Class A2I(a)
1,891,313	1.946	08/25/51	1,803,610
Thrust Engine Leasing DAC Series 2021-1A, Class A(a)
4,227,985	4.163	07/15/40	4,066,939
TIF Funding II LLC Series 2020-1A, Class A(a)
1,406,833	2.090	08/20/45	1,323,341
Towd Point Mortgage Trust Series 2017-3, Class A2(a)(c)(f)
1,554,219	3.000	07/25/57	1,525,821
Towd Point Mortgage Trust Series 2018-2,Class A2(a)(c)(f)
5,500,000	3.500	03/25/58	5,314,373
Trinity Rail Leasing LLC Series 2019-1A, Class A(a)
3,710,113	3.820	04/17/49	3,673,049
Trinity Rail Leasing LLC Series 2019-2A, Class A2(a)
3,000,000	3.100	10/18/49	2,948,789
Trinity Rail Leasing LLC Series 2020-2A, Class A2(a)
10,315,000	2.560	11/19/50	9,688,940
Triton Container Finance VIII LLC Series 2020-1A, Class A(a)
3,682,292	2.110	09/20/45	3,415,679
Triton Container Finance VIII LLC Series 2021-1A, Class A(a)
315,833	1.860	03/20/46	288,392
Vantage Data Centers Issuer LLC Series 2020-1A, Class A2(a)
8,250,000	1.645	09/15/45	8,211,628
Wendy’s Funding LLC Series 2019-1A, Class A2I(a)
2,654,659	3.783	06/15/49	2,618,310
Wendy’s Funding LLC Series 2021-1A, Class A2I(a)
1,199,202	2.370	06/15/51	1,099,115
Zayo Issuer LLC Series 2025-1A, Class A2(a)
1,500,000	5.648	03/20/55	1,514,774

			122,536,546

Student Loan – 0.1%
Massachusetts Educational Financing Authority Series 2018-A, Class A
745,229	3.850	05/25/33	735,524
SoFi Professional Loan Program LLC Series 2018-C, Class A2FX(a)
608,232	3.590	01/25/48	601,351

THE BOND FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan – (continued)

South Carolina Student Loan Corp. Series 2015-A, Class A(c) (1 mo. USD Term SOFR + 1.614%)
$ 221,563	5.967%	01/25/36	$ 221,634
			1,558,509

TOTAL ASSET-BACKED SECURITIES (Cost $143,523,824)			$ 139,234,305

Municipal Bond Obligations – 7.1%
Arizona(b) – 0.1%
Arizona Board of Regents Revenue Bonds Series 2023
$ 1,000,000	4.599%	07/01/31	$ 1,011,077

Arkansas(b) – 0.1%
City of Springdale Sales & Use Tax Revenue Revenue Bonds (Taxable-Refunding) Series 2023 BAM
1,000,000	5.160	08/01/32	1,025,263

California – 1.4%
Beverly Hills CA Unified School District GO Bonds (Capital Appreciation) (Refunding) Series 2016(b)(h)
5,000,000	0.000	08/01/38	2,716,773
California State Municipal Finance Authority Refunding Revenue Bonds (Taxable-Refunding-University Of San Diego) Series B
3,130,000	2.536	10/01/29	2,899,754
City of National City CA Pension Obligation Revenue (Taxable) Series 2021
3,820,000	2.649	11/01/31	3,410,878
Foothill-De Anza CA Community College District GO Bonds (Taxable - Election of 2006) Series E
1,730,000	3.223	08/01/38	1,479,030
Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B
3,000,000	6.507	08/01/43	3,184,828
Poway CA Unified School District GO Bonds (Taxable-Refunding-Improvement Date 2002-1) Series 2019
3,750,000	2.414	08/01/27	3,621,850

			17,313,113

Connecticut – 0.3%
Connecticut State GO Bonds Unlimited (Taxable) Series A
3,500,000	3.743	09/15/25	3,496,771

Florida(b) – 0.2%
Florida Development Finance Corp. (Taxable-Refunding-Shands Jacksonville Medical Center Obligated Group) Series B (AG)
1,800,000	3.223	02/01/32	1,603,800
Miami-Dade County FL Health Facilities Authority (Taxable-Refunding, Variety Children’s Hospital Obligated Group) Series 2021
1,500,000	2.520	08/01/31	1,337,078

			2,940,878

Hawaii – 0.3%
State of Hawaii Department of Business Economic Development & Tourism Series 2014-A, Class A2
3,470,036	3.242	01/01/31	3,390,092

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Illinois – 0.3%
Will County Elementary School District No 122 GO Bonds (Taxable-Refunding) Series A
$ 2,750,000	2.111%	10/01/27	$ 2,618,593
Winnebago County IL GO Bonds Series 2018
1,035,000	3.900	12/30/25	1,032,880

			3,651,473

Indiana – 0.1%
Indiana University Revenue Bonds (Taxable-Refunding) Series B
1,000,000	2.767	06/01/37	816,074

Kentucky – 0.5%
Kentucky Higher Education Student Loan Corp. (Taxable) Series A
4,500,000	2.685	06/01/31	3,920,998
River City, Inc. KY Parking Authority Revenue Bonds (Refunding) Series B(b)
2,890,000	2.750	12/01/33	2,619,111

6,540,109

Louisiana – 0.2%
City of New Orleans LA GO Bonds (Taxable-Refunding) Series 2021
2,085,000	2.054	09/01/28	1,950,958

Michigan – 0.3%
Dearborn MI GO Bonds (Taxable) Series B
1,750,000	3.879	05/01/27	1,744,550
Fraser MI Public School District GO Bonds (Taxable-Refunding) Series 2019 (Q-SBLF)
2,150,000	2.380	05/01/29	2,008,778

3,753,328

Mississippi(b) – 0.2%
State of Mississippi GO (Taxable-Refunding-Bonds) Series 2020
3,000,000	1.282	11/01/28	2,750,561

Missouri – 0.2%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds
2,500,000	5.792	11/01/41	2,541,116

Nebraska – 0.2%
University of Nebraska Facilities Corp. Revenue Bonds (Taxable-Refunding) Series A
2,750,000	2.175	10/01/26	2,688,501

New Jersey(b) – 0.3%
Rutgers New Jersey State University Revenue Bonds (Taxable-Refunding) Series R
4,000,000	2.588	05/01/27	3,889,387

New York(b) – 0.5%
New York State Dormitory Authority Revenue Bonds (Taxable) Series B
1,815,000	5.228	07/01/35	1,849,370
New York State Dormitory Authority Revenue Bonds (Taxable-Refunding) Series B
2,700,000	3.229	03/15/30	2,572,236

THE BOND FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
New York(b) – (continued)
New York State Urban Development Corp. Revenue Bonds Series 2019 B
$ 1,950,000	3.350%	03/15/26	$ 1,937,632

			6,359,238

Ohio – 0.6%
City of Cincinnati OH GO Bonds (Taxable-Refunding) Series A(b)
2,865,000	1.880	12/01/31	2,486,681
South-Western City OH School District Franklin & Pickaway Countries GO Bonds (CABS-Taxable-Refunding) Series C(h)
2,740,000	0.000	12/01/28	2,367,642
University of Cincinnati Revenue Bonds (Taxable-Refunding) Series B
3,000,000	1.775	06/01/29	2,736,865

			7,591,188

Oregon – 0.1%
Oregon Education Districts Full Faith & Credit Pension Obligations GO Bonds (Taxable) Series 2018(b)
495,000	4.220	06/30/30	490,328
Portland OR Community College District GO Bonds Series 2018
1,250,000	3.970	06/01/27	1,243,702

1,734,030

Pennsylvania(b) – 0.3%
State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
3,000,000	6.495	09/15/28	3,149,676

Rhode Island – 0.2%
Rhode Island State Student Loan Authority Loan Revenue Bonds (Taxable) Series 1
2,000,000	2.530	12/01/25	1,984,781

Texas – 0.5%
City of Houston TX GO Bonds (Taxable-Refunding) Series B(b)
5,000,000	2.130	03/01/26	4,938,941
Texas Water Development Board Revenue Bonds (Taxable-Master Trust) Series B
1,200,000	4.309	10/15/34	1,178,234

6,117,175

Washington – 0.2%
Seattle Municipal Light & Power Revenue Bonds Taxable Clean Renewable Energy Bonds Series C
2,000,000	3.750	06/01/33	1,901,376

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $90,623,425)			$ 86,596,165

Shares	Dividend Rate		Value

Investment Company – 0.8%
State Street Institutional US Government Money Market Fund – Premier Class
9,254,691	4.250%		$ 9,254,691
(Cost $9,254,691)

Principal Amount	Interest Rate	Maturity Date	Value

Agency Debenture – 0.2%
Federal Farm Credit Banks Funding Corp.
$ 2,500,000	4.000%	01/13/31	$ 2,491,417
(Cost $2,493,850)

Shares	Description		Value

Exchange Traded Fund – 0.2%
50,000	Janus Henderson AAA CLO ETF		$ 2,539,500
(Cost $2,539,500)

U.S. Government Agency Obligations(b) – 0.2%
Federal Farm Credit Banks Funding Corp.
$ 3,000,000	1.730%	10/26/35	$ 2,249,141
(Cost $2,244,690)

TOTAL INVESTMENTS – 99.4% (Cost $1,288,901,351)			$1,209,675,030

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%			7,353,633

NET ASSETS – 100.0%			$1,217,028,663

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	144A securities. Securities restricted for resale to Qualified Institutional Buyers.

(b)	Security with “Call” features with resetting interest rates.

(c)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2025.

(d)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(e)	Actual maturity date is September 15, 2115.

(f)	Rate shown is that which is in effect on July 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(g)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2025. Maturity date disclosed is the ultimate maturity.

(h)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

THE BOND FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Investment Abbreviations:
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
PLC	— Public Limited Company
Q-SBLF	— Qualified School Bond Loan Fund
REMICS	— Real Estate Mortgage Investment Conduit
RFUCC	— Refinitive USD IBOR Consumer Cash Fallbacks 1 Year
SOFR	— Secured Overnight Financing Rate

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

July 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 51.5%
U.S. Treasury Bills(a)
$ 1,700,000	0.000%	08/21/25	$ 1,695,943
500,000	0.000	08/28/25	498,392
350,000	0.000	09/04/25	348,586
1,000,000	0.000	09/18/25	994,315
800,000	0.000	10/16/25	792,841
500,000	0.000	11/13/25	493,938
700,000	0.000	11/20/25	690,946
800,000	0.000	01/22/26	784,000
600,000	0.000	01/29/26	587,541
600,000	0.000	03/19/26	584,457
500,000	0.000	07/09/26	481,281
U.S. Treasury Notes
300,000	1.250	11/30/26	289,113
600,000	1.500	01/31/27	577,992
2,500,000	2.625	07/31/29	2,381,934
300,000	1.625	08/15/29	275,086
700,000	3.875	09/30/29	698,715
350,000	4.125	10/31/29	352,598
600,000	3.875	11/30/29	598,664
2,800,000	3.875	12/31/29	2,793,437

TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,769,127)			$ 15,919,779

Mortgage-Backed Obligations – 43.3%
Collateralized Mortgage Obligations – 31.5%
Angel Oak Mortgage Trust Series 2025-3, Class A1(b)(c)
$ 469,611	5.420%	03/25/70	$ 467,644
Banc of America Funding Trust Series 2004-A, Class 1A3(d)(e)
550	7.621	09/20/34	480
Banc of America Mortgage Trust Series 2003-J, Class 2A1(d)(e)
40,068	5.775	11/25/33	35,742
Barclays Mortgage Loan Trust Series 2021-NQM1, Class A1(b)(d)(e)
262,933	1.747	09/25/51	233,841
Bear Stearns ARM Trust Series 2004-9, Class 24A1(d)(e)
8,504	6.312	11/25/34	7,703
BRAVO Residential Funding Trust Series 2021-NQM1, Class A1(b)(d)(e)
118,912	0.941	02/25/49	110,482
BRAVO Residential Funding Trust Series 2021-NQM2, Class A1(b)(d)(e)
115,375	0.970	03/25/60	111,911
BRAVO Residential Funding Trust Series 2025-NQM7, Class A1(b)(c)
300,000	5.459	07/25/65	299,934
Bunker Hill Loan Depositary Trust Series 2020-1, Class A1(b)(d)(e)
28,155	1.724	02/25/55	27,764
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(d)(e)
8,744	5.283	09/25/34	8,003
Cross Mortgage Trust Series 2025-H1, Class A1(b)(d)(e)
188,389	5.735	02/25/70	188,902
CSMC Trust Series 2021-NQM5, Class A1(b)(d)(e)
269,196	0.938	05/25/66	225,431
Federal Home Loan Mortgage Corp. REMICS Series 2022, Class PE
1,335	6.500	01/15/28	1,344
Federal Home Loan Mortgage Corp. REMICS Series 2109, Class PE
5,016	6.000	12/15/28	5,088

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Federal Home Loan Mortgage Corp. REMICS Series 3753, Class AS
$ 13,375	3.500%	11/15/25	$ 13,325
Federal Home Loan Mortgage Corp. REMICS Series 3816, Class HA
19,997	3.500	11/15/25	19,935
Federal Home Loan Mortgage Corp. REMICS Series 4561, Class BA
71,130	3.500	09/15/42	70,732
Federal Home Loan Mortgage Corp. REMICS Series 5131, Class MA
494,884	1.500	04/25/49	414,981
Federal National Mortgage Association Grantor Trust Series 2011-T2, Class A1
325,168	2.500	08/25/51	293,860
Federal National Mortgage Association REMICS Series 2003-117, Class KB
133,811	6.000	12/25/33	138,783
Federal National Mortgage Association REMICS Series 2010-109, Class M
191,928	3.000	09/25/40	185,931
Federal National Mortgage Association REMICS Series 2012-100, Class WA
64,562	1.500	09/25/27	62,827
Federal National Mortgage Association REMICS Series 2012-110, Class CA
149,250	3.000	10/25/42	136,205
Federal National Mortgage Association REMICS Series 2012-118, Class EB
57,095	1.500	11/25/27	55,563
Federal National Mortgage Association REMICS Series 2013-112, Class G
13,271	2.125	07/25/40	13,163
Federal National Mortgage Association REMICS Series 2013-135, Class GA
31,252	3.000	07/25/32	31,083
Federal National Mortgage Association REMICS Series 2013-16, Class FY(d)(1 mo. USD Term SOFR + 0.464%)
761,760	4.814	03/25/43	744,284
Federal National Mortgage Association REMICS Series 2013-6, Class BE
34,612	2.000	12/25/42	34,116
Federal National Mortgage Association REMICS Series 2013-74, Class YA
127,115	3.000	05/25/42	122,597
Federal National Mortgage Association REMICS Series 2015-15, Class CA
236,686	3.500	04/25/35	230,123
Federal National Mortgage Association REMICS Series 2015-19, Class CA
42,168	3.500	01/25/43	41,784
Federal National Mortgage Association REMICS Series 2015-2, Class PA
99,857	2.250	03/25/44	95,380
Federal National Mortgage Association REMICS Series 2016-104, Class BA
154,795	3.000	01/25/47	147,910

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Federal National Mortgage Association REMICS Series 2016-53, Class BV
$ 235,705	3.500%	11/25/27	$ 233,185
Federal National Mortgage Association REMICS Series 2016-96, Class A
183,594	1.750	12/25/46	168,474
Federal National Mortgage Association REMICS Series 2017-46, Class EA
17,093	3.500	12/25/50	17,018
Federal National Mortgage Association REMICS Series 2017-7, Class JA
129,023	2.000	02/25/47	107,214
Federal National Mortgage Association REMICS Series 2019-10, Class PT
181,929	3.500	03/25/49	175,440
Federal National Mortgage Association REMICS Series 2020-35, Class MA
222,892	2.000	12/25/43	210,264
Federal National Mortgage Association REMICS Series 2020-45, Class CB
368,916	2.000	02/25/44	347,367
Federal National Mortgage Association REMICS Series 2020-56, Class AH
384,835	2.000	05/25/45	359,905
GCAT Trust Series 2021-NQM6, Class A1(b)(d)(e)
290,509	1.855	08/25/66	261,828
Government National Mortgage Association REMICS Series 2010-14, Class PA
2,182	3.000	02/20/40	2,153
Government National Mortgage Association REMICS Series 2013-14, Class AP
586,315	1.750	12/20/42	517,327
Government National Mortgage Association REMICS Series 2013-188, Class LE
366,648	2.500	11/16/43	342,034
Government National Mortgage Association REMICS Series 2014-131, Class DM
44,190	3.000	02/20/44	43,248
Government National Mortgage Association REMICS Series 2015-65, Class BD
180,996	2.250	05/20/45	159,965
Government National Mortgage Association REMICS Series 2015-94, Class AT
153,620	2.250	07/16/45	139,785
Government National Mortgage Association REMICS Series 2019-11, Class MA
97,504	3.000	01/20/47	93,202
Government National Mortgage Association REMICS Series 2019-21, Class MA
201,334	3.500	09/20/47	192,717
GS Mortgage-Backed Securities Trust Series 2020-NQM1, Class A1(b)(d)(e)
81,632	1.382	09/27/60	76,731
GSR Mortgage Loan Trust Series 2005-AR3, Class 2A1(d)(1 mo. USD Term SOFR + 0.554%)
37,306	4.907	05/25/35	29,035
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(d)(e)
117,631	4.726	01/25/36	109,403

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Impac CMB Trust Series 2003-2F, Class A(c)
$ 29,061	5.730%	01/25/33	$ 29,260
Impac CMB Trust Series 2004-7, Class 1A1(d)(1 mo. USD Term SOFR + 0.854%)
9,159	5.207	11/25/34	9,050
Impac CMB Trust Series 2005-2, Class 2A2(d)(1 mo. USD Term SOFR + 0.914%)
9,391	5.267	04/25/35	9,151
Impac Secured Assets Trust Series 2006-1, Class 2A1(d)(1 mo. USD Term SOFR + 0.814%)
68,781	5.167	05/25/36	63,569
IndyMac INDX Mortgage Loan Trust Series 2004-AR6, Class 6A1(d)(e)
24,719	5.536	10/25/34	23,180
JPMorgan Mortgage Trust Series 2016-4, Class A3(b)(d)(e)
84,614	3.500	10/25/46	76,989
Lehman XS Trust Series 2005-7N, Class 1A1A(d)(1 mo. USD Term SOFR + 0.654%)
51,202	5.007	12/25/35	47,355
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(d)(e)
19,072	6.832	04/21/34	18,770
MFA Trust Series 2021-NQM1, Class A1(b)(d)(e)
121,940	1.153	04/25/65	113,687
MFA Trust Series 2021-NQM2, Class A1(b)(d)(e)
179,765	1.029	11/25/64	156,612
MortgageIT Trust Series 2005-1, Class 1A1(d)(1 mo. USD Term SOFR + 0.754%)
72,458	5.107	02/25/35	73,372
MortgageIT Trust Series 2005-1, Class 1A2(d)(1 mo. USD Term SOFR + 0.894%)
62,324	5.247	02/25/35	62,368
New Residential Mortgage Loan Trust Series 2019-RPL3, Class A1(b)(d)(e)
364,728	2.750	07/25/59	349,058
OBX Trust Series 2025-NQM4, Class A1(b)(c)
327,192	5.400	02/25/55	326,111
RALI Trust Series 2004-QA4, Class NB21(d)(e)
6,121	5.828	09/25/34	5,934
Sequoia Mortgage Trust 10 Series 2010, Class 1A(d)(1 mo. USD Term SOFR + 0.914%)
2,205	5.265	10/20/27	2,148
Sequoia Mortgage Trust Series 2003-2, Class A1(d)(1 mo. USD Term SOFR + 0.774%)
5,177	5.125	06/20/33	5,121
Vendee Mortgage Trust Series 1996-2, Class 1Z
3,697	6.750	06/15/26	3,719
Verus Securitization Trust Series 2021-2, Class A1(b)(d)(e)
216,425	1.031	02/25/66	191,096

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,273,197)			$ 9,729,696

Commercial Mortgage Obligations – 3.7%
Government National Mortgage Association REMICS Series 2018-170, Class V
222,382	3.250	10/16/35	207,777

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Commercial Mortgage Obligations – (continued)
Government National Mortgage Association REMICS Series 2022-196, Class AB
$ 425,036	3.250%		04/16/54	$ 394,258
Government National Mortgage Association REMICS Series 2022-199, Class A
595,408	3.250		02/16/54	555,635

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS (Cost $1,154,366)				$ 1,157,670

Federal Agencies – 8.1%
Federal Home Loan Mortgage Corp.
1,532	5.000		05/01/27	1,532
35,987	2.500		04/01/28	35,256
(RFUCC 1 yr. Treasury + 1.600%),
110,589	5.759	(d)	07/01/45	113,381
(RFUCC 1 yr. Treasury + 1.578%),
42,772	6.400	(d)	07/01/46	43,874
Federal National Mortgage Association
72,061	3.500		10/01/26	71,471
41,995	3.500		12/01/27	41,507
60,734	2.500		03/01/28	59,311
143,243	2.500		05/01/28	139,803
56,629	3.000		05/01/28	55,771
94,737	2.500		07/01/28	92,257
67,715	3.000		09/01/28	66,412
66,784	2.500		01/01/30	64,857
105,297	3.500		10/01/32	102,557
210,658	3.000		08/01/33	199,799
(RFUCC 1 yr. Treasury + 1.596%),
28,990	6.562	(d)	12/01/45	29,816
Government National Mortgage Association,
(1 yr. CMT + 1.500%)
247	4.875	(d)	04/20/26	246
202	4.625	(d)	08/20/26	201
831	5.625	(d)	01/20/28	828
Uniform Mortgage-Backed Security
35,713	3.000		11/01/26	35,317
17,833	3.000		12/01/26	17,675
105,571	2.000		01/01/31	101,074
1,462	7.000		11/01/31	1,537
90,786	5.000		02/01/32	91,232
44,878	6.000		07/01/33	45,505
238,516	3.500		07/01/34	230,470
150,584	3.500		08/01/35	145,044
758,057	3.500		08/01/42	707,157

				2,493,890

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $14,007,897)				$ 13,381,256

Shares	Dividend Rate			Value

Investment Company – 2.8%
State Street Institutional US Government Money Market Fund – Premier Class
853,400	4.250%			$ 853,400
(Cost $853,400)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Government Agency Obligations(f) – 2.5%
Federal Farm Credit Banks Funding Corp.
$ 275,000	5.120%	11/24/27	$ 275,216
Federal Home Loan Banks
500,000	4.250	03/28/30	496,810

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $775,000)			$ 772,026

Asset-Backed Securities(d) – 1.0%
Home Equity – 0.6%
Morgan Stanley ABS Capital I, Inc. Trust Series 2002-HE3, Class A2(1 mo. USD Term SOFR + 1.194%)
$ 43,566	5.547%	03/25/33	$ 43,500
Terwin Mortgage Trust Series 2004-7HE, Class A3(b) (1 mo. USD Term SOFR + 1.514%)
105,770	5.867	07/25/34	102,880
Terwin Mortgage Trust Series 2004-9HE, Class A1(b) (1 mo. USD Term SOFR + 0.914%)
40,121	5.267	09/25/34	38,100

			184,480

Other – 0.4%
Countrywide Asset-Backed Certificates Trust Series 2004-6, Class 2A4(1 mo. USD Term SOFR + 1.014%)
111,391	5.367	11/25/34	107,968

TOTAL ASSET-BACKED SECURITIES (Cost $270,736)			$ 292,448

TOTAL INVESTMENTS – 101.1% (Cost $31,676,160)			$ 31,218,909

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.1)%			(332,698)

NET ASSETS – 100.0%			$ 30,886,211

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(b)	144A securities. Securities restricted for resale to Qualified Institutional Buyers.

(c)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2025. Maturity date disclosed is the ultimate maturity.

(d)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2025.

(e)	Rate shown is that which is in effect on July 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(f)	Security with “Call” features with resetting interest rates.

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Investment Abbreviations:
REMICS	— Real Estate Mortgage Investment Conduit
RFUCC	— Refinitive USD IBOR Consumer Cash Fallbacks 1 Year
SOFR	— Secured Overnight Financing Rate

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 98.1%
Alabama(a) – 2.2%
Southeast Energy Authority A Cooperative District Revenue Bonds Series 2025 C (NR/Aa1)(b)(c)
$ 5,000,000	5.000%		05/01/55	$ 5,319,307
Special Care Facilities Financing Authority of the City of Pell City Alabama Revenue Bonds (Refunding – Noland Health Services Inc.) Series 2021 (A/NR)
2,255,000	5.000		12/01/31	2,404,603

				7,723,910

Alaska – 0.6%
Alaska State Municipal Bond Bank Authority Revenue Bonds (Master Resolution) Series A (AA-/NR)
1,000,000	5.000		10/01/25	1,003,544
1,000,000	5.000	(a)	10/01/28	1,046,772
Alaska State Municipal Bond Bank Authority Revenue Bonds Series B (AMT) (AA-/NR)(a)
80,000	5.000		03/01/27	80,119

				2,130,435

Arizona(a) – 0.6%
Arizona Industrial Development Authority Revenue Bonds Series 2022 (A/NR)
2,285,000	4.000		11/01/39	2,074,886

Arkansas(a) – 0.4%
City of Benton AR Public Utilities Revenue Bonds (Taxable-Refunding) Series 2020 (NR/A1)
250,000	2.400		09/01/27	240,214
City of Forrest City AR Sales & Use Tax Revenue Bonds Series 2021 (A-/NR)
675,000	3.000		11/01/30	661,743
Fort Smith AR Water & Sewer Revenue Bonds (Refunding) Series 2018 (A/NR)
500,000	5.000		10/01/31	522,965

				1,424,922

Colorado – 3.6%
Adams & Weld Counties CO School District No. 27J Brighton GO Bonds Series 2017 (AA/Aa2)(a)
2,055,000	5.000		12/01/42	2,074,577
Adams County CO Certificates of Participation Series 2021 (A/NR)(a)
550,000	4.000		12/01/36	538,135
Boulder Valley School CO District No. Re-2 Boulder GO Bonds Series 2015 (AA+/Aa1)(a)
3,750,000	5.000		12/01/40	3,751,908
City & County of Denver Airport System Revenue Bonds (Refunding) Series D (AA-/Aa3)(a)
500,000	5.750		11/15/41	533,326
Colorado State Health Facilities Authority Revenue Bonds Series A (A+/A1)(a)
1,770,000	5.000		12/01/44	1,727,539
Colorado State Housing & Finance Authority Revenue Bonds (Taxable) Series C-1 (GNMA) (AAA/Aaa)
250,000	2.175		11/01/25	248,661
Grand County CO Certificates of Participation Series 2025 (AA-/NR)(a)
500,000	5.000		12/01/39	533,234
830,000	5.000		12/01/41	865,171

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Colorado – (continued)
Grand County CO Certificates of Participation Series 2025 (AA-/NR)(a) (continued)
$ 525,000	5.000%		12/01/42	$ 541,418
640,000	5.000		12/01/44	650,087
South Suburban Park & Recreation District Certification of Participation Series 2021 (AA-/NR)(a)
1,175,000	4.000		12/15/41	1,097,886

				12,561,942

Connecticut – 0.8%
Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series B (AMT) (NR/Aa3)
330,000	5.000		11/15/27	340,427
450,000	5.000		11/15/28	470,716
450,000	5.000		11/15/29	474,532
385,000	5.000		11/15/30	407,157
Connecticut State Housing Finance Authority Housing Finance Mortgage Program Revenue Bonds (Taxable Refunding) Series A-4 (AAA/Aaa)
765,000	1.950		11/15/25	759,619
500,000	2.090		05/15/26	491,325

				2,943,776

Florida – 3.4%
County of Broward FL Port Facilities Revenue Bond Series A (A/A1)
620,000	5.000		09/01/28	662,588
Florida State Housing Finance Corp. Revenue Bonds Series 1 (GNMA/FNMA/FHLMC) (NR/Aaa)
535,000	2.000		07/01/27	520,859
495,000	2.050		01/01/28	479,532
515,000	2.100		07/01/28	496,737
520,000	2.125	(a)	01/01/29	498,789
Greater Orlando FL Aviation Authority Revenue Bonds Series 2015 A (AA/Aa2)(a)
2,015,000	5.000		10/01/30	2,019,786
Miami-Dade FL Transit System Revenue Bonds (Refunding) Series 2017 (AA/NR)(a)
2,210,000	4.000		07/01/35	2,214,384
St. Johns County FL School Board Certificates of Participation Series 2024 A (AG) (AA/NR)(a)
1,200,000	5.000		07/01/40	1,248,225
Village Community Development District No 10 (Refunding) Series 2023 (AG) (AA/NR)(a)
2,545,000	5.000		05/01/41	2,570,918
1,210,000	5.000		05/01/42	1,215,806

				11,927,624

Georgia – 3.1%
Cobb County GA Development Authority Revenue Bonds (Refunding) Series 2017 (NR/A1)(a)
3,000,000	5.000		07/15/40	3,021,433
Fulton County GA Development Authority Revenue Bonds (Refunding-Robert W Woodruff Arts Center, Inc.) Series A (NR/A2)
1,000,000	5.000		03/15/26	1,012,907
Gainesville & Hall County Hospital Authority Revenue Bond Series 2020 (A+/NR)(a)
1,700,000	4.000		02/15/39	1,610,502

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Georgia – (continued)
Milledgeville & Baldwin County Development Authority Revenue Bonds(Refunding) Series 2021 (AA-/NR)
$ 500,000	5.000%		06/15/30	$ 547,458
500,000	5.000		06/15/31	551,198
600,000	5.000	(a)	06/15/32	653,544
700,000	5.000	(a)	06/15/33	756,847
Municipal Electric Authority of Georgia GA Revenue Bonds (Refunding-Project One Subordinated) Series B BAM (AA/A2)(a)
2,375,000	5.250		01/01/38	2,596,511

				10,750,400

Idaho(a) – 0.3%
County of Nez Perce ID Certification of Participation Series 2022 (NR/Aa3)
1,000,000	5.500		03/01/37	1,084,799

Illinois – 9.5%
Chicago IL Midway International Airport Revenue Bonds (Senior Lien) Series 2024 A (A/NR)
1,000,000	5.000		01/01/34	1,072,115
1,000,000	5.000		01/01/35	1,064,231
Chicago O’Hare International Airport Revenue Bonds Series A (AMT) (A+/NR)(a)
1,000,000	5.250		01/01/41	1,032,236
City of Kankakee IL GO Bonds Taxable Series 2024 (AA/NR)
1,380,000	4.931		12/01/31	1,389,521
Elk Grove Village GO Bonds Series 2017 (AA+/NR)(a)
525,000	5.000		01/01/28	541,641
Governors State University Revenue Bonds (Refunding) Series 2021 (AA/NR)(a)
805,000	4.000		10/01/34	788,431
855,000	4.000		10/01/36	816,912
Illinois Finance Authority Revenue Bonds (Refunding-The Carle Foundation) Series 2022 (AA-/NR)(a)
750,000	5.000		06/01/42	758,056
Montgomery & Bond Counties Community Unit School District No. 3 Hillsboro GO Bonds Series 2024 (AA/NR)(a)
2,525,000	5.000		12/01/37	2,619,383
Rolling Meadows IL GO Bonds Series 2019 (AA+/NR)(a)
495,000	4.000		12/15/34	497,513
515,000	4.000		12/15/35	514,439
535,000	4.000		12/15/36	527,404
555,000	4.000		12/15/37	533,421
St. Clair County IL School District No. 118 Belleville GO Bonds Series 2025 (BAM) (AA/NR)(a)
1,000,000	5.500		12/01/37	1,087,009
Stark Knox Marshall Henry & Peoria Counties Community Unit School Dist No 100 (Refunding) Series 2021 BAM (AA/A1)(a)
860,000	4.000		12/01/38	821,326
Taylorville Community Unit School District No. 3 GO Bonds Series 2025 (BAM) (AA/NR)
880,000	5.000		12/01/34	967,391
675,000	5.000	(a)	12/01/35	732,488
600,000	5.000	(a)	12/01/36	641,646
775,000	5.000	(a)	12/01/37	819,352
825,000	5.000	(a)	12/01/38	864,786
875,000	5.000	(a)	12/01/39	908,774
University of Illinois Revenue Bonds (Refunding) Series 2016 A (AG) (AA/Aa2)(a)
2,000,000	4.000		04/01/35	1,993,137

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Illinois – (continued)
Village of Bellwood IL GO Bonds Refunding Series 2024 BAM (AA/NR)
$ 1,990,000	5.000%		12/01/31	$ 2,176,694
Village of Oswego IL GO Bonds Series A (NR/Aa2)(a)
1,555,000	5.000		12/15/39	1,628,569
Westchester Village of IL GO Bonds Series 2021 (BAM) (AA/A2)(a)
1,000,000	4.000		12/01/34	1,009,086
1,825,000	4.000		12/01/38	1,746,602
Whiteside & Lee Counties Community Unit School District No. 5 Sterling GO Bonds Series A (AG) (AA/A1)(a)
690,000	4.000		12/01/33	702,665
660,000	4.000		12/01/34	665,997
Winnebago County IL GO Bonds (Refunding) Series C (NR/Aa3)
905,000	5.000		12/30/28	963,289
960,000	5.000		12/30/29	1,035,502
Woodford Lasalle Livingston Etc. Counties Community Unit School District GO Bonds Series A (AA/NR)(a)
700,000	4.000		12/01/31	722,466
700,000	4.000		12/01/32	716,484
725,000	4.000		12/01/33	735,684

				33,094,250

Indiana – 7.7%
Avon Redevelopment Authority Revenue Bonds Series 2025 (AA/NR)(a)
1,005,000	4.000		02/01/37	991,568
1,050,000	4.000		02/01/38	1,025,833
1,050,000	4.000		02/01/39	996,941
Brownsburg 1999 School Building Corp. Revenue Bonds Refunding Notes Series 2022 (AA+/NR)(a)
1,150,000	5.000		01/15/42	1,170,470
Griffith Redevelopment Authority Revenue Bonds (Refunding) Series A (A/NR)(a)
585,000	3.000		07/15/33	539,444
Griffith Redevelopment Authority Revenue Bonds (Refunding) Series B (A/NR)(a)
585,000	3.000		07/15/33	539,445
Indiana Finance Authority (Refunding Stadium Projects) Series 2015 A (AA+/Aa2)(a)
1,300,000	5.250		02/01/34	1,300,000
Indiana State Finance Authority Revenue Bond (Refunding-Marion Hospital, Inc. Obligated Group) Series 2021 (A/NR)
830,000	4.000		07/01/31	839,298
700,000	4.000	(a)	07/01/32	703,008
700,000	4.000	(a)	07/01/36	671,430
Indiana State Finance Authority Revenue Bonds (Refunding-Butler University Project) Series 2024 (A-/NR)(a)
1,435,000	5.000		02/01/38	1,494,570
1,505,000	5.000		02/01/39	1,549,289
1,200,000	5.000		02/01/40	1,225,541
Indiana State Finance Authority Revenue Bonds (Refunding-Hendricks Regional Health) Series 2024 (A-/A3)(a)
1,000,000	5.000		03/01/35	1,071,808
1,420,000	5.000		03/01/36	1,506,127
IPS Multi-School Building Corp. Revenue Bonds Series 2022 (Social Bonds) (AA+/NR)(a)
1,200,000	5.250		07/15/40	1,253,688
1,685,000	5.500		07/15/40	1,798,344
Martinsville Redevelopment Authority Series 2021 BAM (AA/NR)(a)
565,000	3.000		08/01/33	527,861
400,000	3.000		08/01/35	359,648
Shelbyville IN Redevelopment Authority Series 2021 (AA-/NR)(a)
910,000	3.000		08/01/30	885,166

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Indiana – (continued)
Shelbyville IN Redevelopment Authority Series 2021 (AA-/NR)(a) (continued)
$ 485,000	4.000%		08/01/32	$ 497,251
Sunman-Dearborn High School Building Corp. Revenue Bonds Series 2024 (AA+/NR)(a)
1,000,000	5.000		07/15/38	1,061,525
Vinton-Tecumseh IN School Building Corporation Revenue Bonds (First Mortgage) Series A (AA+/NR)(a)
500,000	5.000		07/15/31	519,422
500,000	5.000		07/15/32	517,846
Westfield High School 1995 Building Corp. Revenue Bonds (1st Mortgage) Series B (AA+/NR)(a)
750,000	5.000		07/15/31	758,302
Whitestown Redevelopment Authority Revenue Bonds (Refunding) Series B (AA+/NR)(a)
1,625,000	3.000		08/01/33	1,553,262
1,670,000	3.000		08/01/34	1,579,044

				26,936,131

Iowa(a) – 0.7%
City of Bondurant IA GO Bonds Series A (AG) (AA/A1)
600,000	5.000		06/01/36	633,685
630,000	5.000		06/01/37	659,470
665,000	5.000		06/01/38	689,091
430,000	5.000		06/01/40	437,695

				2,419,941

Kansas(a) – 1.1%
Chisholm Creek Utility Authority Revenue Bonds (Cities of Belaire and Park City, Kansas Project) Series 2025 (AG) (AA/NR)
1,000,000	5.000		09/01/40	1,062,430
County of Logan KS GO Bonds (Refunding) Series B (AG) (AA/NR)
1,455,000	5.250		12/01/39	1,573,846
Wichita KS Sales Tax Special Obligation Revenue Bonds (River District Stadium Star Bond Project) Series 2018 (NR/A1)
1,000,000	5.000		09/01/31	1,038,798

				3,675,074

Kentucky – 4.4%
Appalachian Regional Healthcare Obligated Group Revenue Bonds (Refunding) Series 2021 (A/NR)
1,695,000	5.000		07/01/30	1,811,922
855,000	5.000		07/01/31	915,129
1,275,000	5.000	(a)	07/01/32	1,361,099
Bullitt County School District Finance Corp. Revenue Bonds Series 2023 (NR/Aa3)(a)
1,925,000	4.125		03/01/39	1,877,162
Kentucky KY Public Energy Authority Revenue Bonds (Refunding) Series 2025 A (NR/A1)(a)
500,000	5.000		06/01/28	523,938
1,000,000	5.000		12/01/28	1,055,266
700,000	5.000		06/01/29	742,726
1,000,000	5.000		12/01/29	1,051,449
Kentucky KY Public Energy Authority Revenue Bonds Series 2024 A (NR/A2)(a)(b)(c)
3,000,000	5.000		05/01/55	3,148,541
Kentucky State Property & Building Commission Revenue Bonds (Project No. 117) Series B (NR/Aa3)(a)
750,000	5.000		05/01/28	780,693
915,000	5.000		05/01/29	951,347

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kentucky – (continued)
Kentucky State Property & Building Commission Series 2018 (AA/Aa3)
$ 885,000	5.000%	04/01/28	$ 942,548

			15,161,820

Louisiana(a) – 2.4%
City of Shreveport LA GO Bonds Series 2024 (AG) (AA/Baa2)
500,000	5.000	03/01/36	534,509
500,000	5.000	03/01/37	529,706
825,000	5.000	03/01/38	865,883
East Ouachita Parish School District GO Bonds Series 2025 (AA-/NR)
595,000	5.250	03/01/36	656,668
600,000	5.250	03/01/38	650,182
600,000	5.250	03/01/39	644,198
Louisiana Correctional Facilities Corp. Revenue Bonds (Louisiana Correctional Institute) Series 2023 (AA-/NR)
695,000	5.000	10/01/35	750,318
545,000	5.000	10/01/36	581,384
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Bossier Parishes Port Project) Series 2023 (AG) (AA/NR)
800,000	5.000	04/01/48	804,125
Rapides Parish School District No. 52 Pineville GO Bonds Series 2025 (BAM) (AA/NR)
660,000	5.250	03/01/36	727,788
500,000	5.250	03/01/37	544,771
St. John Baptist Parish Law Enforcement District Special Tax Revenue Bonds Series 2025 (AG) (AA/NR)
1,000,000	5.250	03/01/45	1,022,858

			8,312,390

Maine – 1.7%
Maine Health & Higher Educational Facilities Authority Revenue Bonds Series 2020 A (A+/A1)(a)
1,150,000	4.000	07/01/37	1,133,584
Maine State Housing Authority Mortgage Purchase Revenue Bonds Series B (AA+/Aa1)
835,000	2.050	11/15/25	831,735
1,000,000	2.100	11/15/26	983,996
Maine State Housing Authority Mortgage Purchase Revenue Bonds Series E (AA+/Aa1)(a)
840,000	2.150	11/15/29	796,208
870,000	2.250	11/15/30	811,165
905,000	2.350	11/15/31	821,404
Portland ME Airport Revenue Bonds (Refunding-General) Series 2016 (A-/Baa1)(a)
215,000	5.000	01/01/34	215,438
330,000	5.000	01/01/35	330,354

			5,923,884

Massachusetts – 1.4%
Massachusetts Development Finance Agency Revenue Bonds (Boston University) Series 2016 BB1 (AA-/Aa3)(a)
3,000,000	5.000	10/01/46	3,025,487
Massachusetts Educational Financing Authority Revenue Bonds (Refunding) Series 2024 B (AMT) (AA/NR)
550,000	4.250	07/01/32	549,335
Massachusetts Housing Finance Agency Revenue Bonds Series 2021 (AA+/Aa1)(a)
960,000	1.850	06/01/32	820,274

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Massachusetts – (continued)
Massachusetts Housing Finance Agency Revenue Bonds Series 2021 (AA+/Aa1)(a) (continued)
$ 710,000	1.900%	12/01/32	$ 605,495

			5,000,591

Michigan – 6.4%
Gerald R Ford International Airport Authority MI Revenue Bonds Series 2024 (AAA/Aaa)(a)
500,000	5.000	01/01/38	522,795
500,000	5.000	01/01/39	517,938
500,000	5.000	01/01/40	511,268
Grand Blanc Community Schools (Taxable-Refunding) Series 2021 (Q-SBLF) (AA/NR)
500,000	2.000	05/01/26	492,240
Grand Rapids MI Public Schools GO Bonds Series 2024 (AG) (AA/NR)(a)
875,000	5.000	05/01/37	948,319
750,000	5.000	05/01/38	805,827
775,000	5.000	05/01/40	817,016
Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series A (NR/A1)(a)
445,000	5.000	07/01/30	469,286
495,000	5.000	07/01/32	516,266
Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series B (NR/A1)(a)
380,000	5.000	07/01/31	398,461
Ingham County Building Authority Revenue Bonds (Justice Complex Project) Series 2020 (AA/NR)(a)
1,485,000	2.000	05/01/31	1,326,641
Michigan Finance Authority Revenue Bonds (Refunding) Series 2016 (A/A2)(a)
5,000,000	5.000	11/15/41	5,015,076
Michigan State Housing Development Authority Revenue Bonds Series A (AA+/NR)(a)
470,000	2.550	04/01/28	460,306
410,000	2.600	10/01/28	399,885
North Muskegon MI Public Schools MI GO Bonds Series 2024 (AA/NR)(a)
425,000	5.000	05/01/36	468,664
200,000	5.000	05/01/38	216,269
315,000	5.000	05/01/40	333,199
580,000	5.000	05/01/44	598,334
Wayne County MI Airport Authority Revenue Bonds (Refunding) Series 2015 G (A+/A1)(a)
2,625,000	5.000	12/01/34	2,629,803
Wayne County MI Airport Authority Revenue Bonds Series 2015 D (A+/A1)(a)
2,375,000	5.000	12/01/45	2,345,875
Wayne County MI Airport Authority Revenue Bonds Series 2015 D (A+/A1)(a)
2,400,000	5.000	12/01/34	2,404,392

			22,197,860

Minnesota – 0.4%
Minnesota Higher Education Facilities Authority Revenue Bonds (University Of St. Thomas) Series 2016 8-L (NR/A2)(a)
1,265,000	5.000	04/01/35	1,275,395
Minnesota State Housing & Finance Agency Revenue Bonds Series A (GNMA/FNMA/FHLMC) (AA+/Aa1)
230,000	1.700	07/01/26	225,429

			1,500,824

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Mississippi – 2.5%
City of Gulfport MS Revenue Bonds (Memorial Hospital at Gulfport Project) Series 2025 (NR/Baa2)
$ 300,000	5.000%		07/01/35	$ 322,130
325,000	5.250	(a)	07/01/36	351,963
375,000	5.250	(a)	07/01/37	403,051
500,000	5.250	(a)	07/01/38	532,590
Mississippi State Development Bank Special Obligation Revenue Bonds (Hinds County Project) Series 2017 (NR/WR)(a)
300,000	5.000		11/01/29	305,664
400,000	5.000		11/01/30	405,650
500,000	5.000		11/01/31	504,382
400,000	5.000		11/01/32	401,509
Mississippi State Gaming Tax Revenue Bonds Series 2015-E (A-/A1)
1,055,000	5.000		10/15/25	1,059,630
Mississippi State Home Corp. Revenue Bonds Series 2022 (NR/Aa1)
720,000	1.800		06/01/30	652,949
690,000	1.850		12/01/30	617,117
1,000,000	1.950	(a)	06/01/31	884,848
Warren MS Certificates of Participation Series 2023 (AA/Aa3)(a)
1,000,000	6.000		09/01/39	1,123,424
1,000,000	6.000		09/01/40	1,112,657

				8,677,564

Missouri – 1.9%
Health & Educational Facilities Authority Of The State Of Missouri Revenue Bonds (Mercy Health) Series 2014 F (A+/A1)(a)
3,000,000	5.000		11/15/45	2,981,639
Missouri MO Development Finance Board Revenue Bond (City of Independence Missouri Events Center Project) (Refunding) Series 2021 (A-/NR)
850,000	4.000		04/01/28	871,507
1,825,000	4.000		04/01/29	1,880,644
810,000	4.000		04/01/30	834,631

				6,568,421

Nebraska(a) – 0.0%
Sarpy County NE Hospital Authority No.1 Revenue Bonds (Refunding-Nebraska Medicine) Series 2016 (AA-/NR)
35,000	3.000		05/15/46	26,005

New Jersey – 2.1%
Casino Reinvestment Development Authority, Inc. Revenue Bonds Series B (AG) (AA/A1)(a)
500,000	5.000		11/01/35	549,104
500,000	5.000		11/01/36	543,833
750,000	5.000		11/01/37	806,118
715,000	5.000		11/01/38	759,397
County of Union NJ GO Bonds Series 2016 (AA+/Aaa)(a)
600,000	2.000		03/01/27	591,131
New Jersey Higher Education Student Assistance Authority Revenue Bonds Series 2024 B (AMT) (AA/NR)
2,800,000	5.000		12/01/32	2,970,860
1,000,000	5.000		12/01/33	1,062,090

				7,282,533

New Mexico – 1.1%
Las Cruces NM Joint Utility Revenue Bonds (Subordinate Line System Improvement) Series 2018 (NR/Aa3)(a)
500,000	4.000		06/01/33	502,693
New Mexico State Mortgage Finance Authority Revenue Bonds Series A (NR/Aa1)
775,000	1.900		03/01/31	690,702

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
New Mexico – (continued)
New Mexico State Mortgage Finance Authority Revenue Bonds Series A (NR/Aa1) (continued)
$ 520,000	2.050	%(a)	03/01/32	$ 468,170
585,000	2.100	(a)	09/01/32	517,891
University of New Mexico NM Revenue Bonds (Refunding & Improvement-Subordinate Lien) Series A (AA-/Aa3)(a)
1,685,000	2.250		06/01/27	1,672,680

				3,852,136

New York(a) – 0.7%
Upper Mohawk Valley Memorial Auditorium Authority Revenue Bonds (Refunding) Series 2021 (A+/NR)
890,000	2.700		12/01/32	783,349
915,000	2.850		12/01/33	796,655
940,000	3.000		12/01/34	811,004

				2,391,008

North Carolina(a) – 0.2%
North Carolina State Housing Finance Agency Homeownership Revenue Bonds Series 39-B (GNMA/FNMA/FHLMC) (AA+/Aa1)
585,000	3.200		01/01/29	587,665

Ohio – 3.7%
Akron OH Certificates of Participation (District Energy Project) Series 2018 (A/NR)(a)
960,000	4.000		12/01/31	967,203
Akron OH GO Bonds (Refunding) (A+/NR)(a)
545,000	5.000		12/01/26	545,901
City of Middletown OH GO Bonds (Refunding) Series 2017 (NR/NR)(d)
100,000	4.000		12/01/25	100,415
110,000	5.000		12/01/27	115,913
Dayton City School District Certificates of Participatio n Series 2021 (NR/A3)(a)
610,000	4.000		12/01/30	630,624
675,000	3.000		12/01/33	623,866
Dayton-Montgomery County Port Authority Revenue Bonds Series 2021 (A-/NR)
345,000	2.000		11/15/31	301,702
Mahoning County OH Career & Technical Center Board of Education Certificates of Participation (Refunding) Series 2017 (AA-/NR)(a)
630,000	4.000		12/01/26	630,531
500,000	4.000		12/01/29	500,270
Miami Valley Career Technology Center OH GO Bonds Series 2018 (NR/Aa3)(a)
2,245,000	4.000		12/01/36	2,240,604
Ohio Housing Finance Agency Revenue Bonds Series 2025 A (FHLMC/FNMA/GNMA) (NR/Aa1)
500,000	6.000		09/01/31	581,608
Port of Greater Cincinnati Development Authority Revenue Bonds (Refunding) Series 2024 B (A-/A2)(a)
2,305,000	5.000		12/01/36	2,473,595
Toledo-Lucas County Port Authority Revenue Bonds Series 2021 (A/NR)
345,000	2.000		11/15/31	302,918
University of Toledo OH Revenue Bonds (Refunding-General Receipt) Series A (A/A2)(a)
700,000	4.000		06/01/36	700,904
Youngstown State OH University Revenue Bonds Series 2025 (BAM) (AA/A2)(a)
505,000	5.000		12/15/36	544,539

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Ohio – (continued)
Youngstown State OH University Revenue Bonds Series 2025 (BAM) (AA/A2)(a) (continued)
$ 535,000	5.000%		12/15/37	$ 567,671
1,085,000	5.000		12/15/38	1,139,813

				12,968,077

Oklahoma – 2.7%
Leflore County OK Public Facility Authority Educational Facility Lease Revenue Bonds (Poteau Public School Project) Series 2019 (A-/NR)
1,350,000	4.000		12/01/28	1,390,909
1,770,000	4.000	(a)	12/01/30	1,824,068
McClain County Economic Development Authority Revenue Bonds (Washington Public Schools Project) Series 2022 (A-/NR)(a)
2,000,000	4.000		09/01/36	1,981,930
Murray County OKLA Educational Facilities Authority Revenue Bonds (Sulphur Public Schools Project) Series 2022 (A-/NR)(a)
2,580,000	5.000		09/01/42	2,607,279
Oklahoma Capitol Improvement Authority Revenue Bonds Series 2018 (NR/NR)(a)(d)
25,000	4.000		07/01/38	25,999
Tulsa County Home Finance Authority Revenue Bonds Series A (GNMA) (NR/Aa1)(a)
1,390,000	5.000		07/01/40	1,399,386

				9,229,571

Pennsylvania – 11.2%
Berwick Area School District GO Bonds Series 2021 (AA/NR)(a)
345,000	3.000		11/15/34	317,998
Bucks County Technical School Authority Revenue Bonds Series 2022 (AA/A1)(a)
455,000	4.000		02/15/33	465,549
Centre County PA Hospital Authority Revenue Bonds (Refunding Hospital Mount Nittany Medical Center Project) Series A (A+/NR)
1,000,000	5.000		11/15/26	1,026,545
Chester County PA School Authority Revenue Bonds (Chester County Intermediate Unit Project) Series 2024 (AA/Aa3)(a)
750,000	5.000		04/01/36	803,264
500,000	5.000		04/01/38	527,948
Clarion County Industrial Development Authority Revenue Bonds (Refunding-Clarion University Foundation, Inc.) Series 2025 (BAM) (AA/A1)
530,000	5.000		07/01/31	577,270
555,000	5.000		07/01/32	607,166
580,000	5.000		07/01/33	635,265
460,000	5.000		07/01/34	503,630
Coatesville School District GO Bonds Series 2025 (AG) (AA/Aa3)(a)
1,000,000	5.250		11/15/40	1,053,060
1,000,000	5.250		11/15/41	1,043,260
Monessen School District PA GO Bonds (Refunding) Series 2025 (BAM) (AA/NR)(a)
660,000	5.000		06/01/35	711,297
805,000	5.000		06/01/39	837,000
845,000	5.000		06/01/40	870,722
Pennsylvania Economic Development Financing Authority Revenue Bonds Series 2020 (A/A2)(a)
3,145,000	4.000		04/15/38	2,948,413
Pennsylvania Higher Education Assistance Agency Revenue Bonds Series A (A/Aa2)
500,000	5.000		06/01/26	505,619
525,000	5.000		06/01/27	537,148

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
Pennsylvania Higher Education Assistance Agency Revenue Bonds Series A (A/Aa2) (continued)
$ 525,000	5.000%		06/01/28	$ 542,074
535,000	5.000		06/01/29	560,380
425,000	5.000		06/01/30	446,513
Pennsylvania State Economic Development Financing Authority Governmental Lease Revenue Bonds (Taxable-Refunding-Forum Place Project) Series 2023 (A/A2)(a)
1,000,000	4.000		05/15/40	909,191
1,000,000	4.000		05/15/41	904,310
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds Series 2022 (AA/Aa3)(a)
475,000	4.000		08/15/42	435,937
Pennsylvania State Housing Finance Agency SF Mortgage Revenue Bonds Series 130A (AA+/Aa1)(a)
795,000	2.100		10/01/30	742,922
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds (Taxable-Refunding-1st) Series 2020 (NR/Aa3)
335,000	2.355		12/01/26	327,526
350,000	2.633		12/01/29	328,930
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series A-2 (NR/Aa3)(a)
3,000,000	5.000		12/01/35	3,114,836
Pittsburgh Water & Sewer Authority Revenue Bonds Series A (AG) (AA/A1)(a)
800,000	5.000		09/01/40	836,517
1,750,000	5.000		09/01/41	1,812,236
Ridley School PA District Revenue Bonds Series 2024 B (AG) (AA/Aa3)(a)
1,315,000	5.000		11/15/44	1,325,582
Shikellamy School District PA GO Bonds Series 2020 (AA/NR)(a)
1,945,000	2.000		09/01/28	1,859,579
1,610,000	2.000		09/01/29	1,505,792
Southcentral PA General Authority Revenue Bond Series TT2 (A-/NR)
225,000	5.000		05/01/28	235,839
225,000	5.000		05/01/29	239,220
400,000	5.000		05/01/30	429,630
375,000	5.000		05/01/31	405,060
325,000	4.000	(a)	05/01/32	327,636
325,000	4.000	(a)	05/01/33	325,134
300,000	4.000	(a)	05/01/34	297,539
Steel Valley School District GO Bonds Series 2024 BAM (AA/Aa3)(a)
850,000	5.000		11/01/37	898,787
1,695,000	5.000		11/01/38	1,782,970
650,000	5.000		11/01/39	677,636
840,000	5.000		11/01/40	867,422
885,000	5.000		11/01/41	904,023
Wayne County PA Hospital & Health Facilities Authority Revenue Bonds (Memorial Hospital Project) Series A (CNTY-GTD) (A/NR)
520,000	4.000		07/01/27	531,979
400,000	5.000	(a)	07/01/28	414,278
500,000	4.000	(a)	07/01/33	500,699
York PA GO Bonds (Refunding) Series A (NR/NR)
640,000	5.000		11/15/26	648,339

				39,109,670

Rhode Island – 2.4%
Rhode Island Health & Educational Building Corp. Revenue Bonds Series G BAM (AA/Aa3)(a)
1,350,000	5.250		05/15/40	1,438,078

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Rhode Island – (continued)
Rhode Island Providence Public Building Authority Revenue Bonds (Capital Improvement Program) Series A (AG) (AA/A1)(a)
$ 1,100,000	5.250%		09/15/40	$ 1,175,542
Rhode Island State & Providence Plantations Lease Certificates of Participation (Eleanor Slater Hospital Project) Series B (AA-/Aa3)(a)
760,000	4.000		11/01/32	774,998
980,000	4.000		11/01/33	993,585
Rhode Island State Housing and Mortgage Finance Corp Revenue Bonds Series 2022 (AA+/Aa1)(a)
2,025,000	2.100		04/01/32	1,812,257
Rhode Island Student Loan Authority Revenue Bonds Series 2024 B (AMT) (AA/NR)
750,000	5.000		12/01/31	794,429
500,000	5.000		12/01/32	528,234
750,000	5.000		12/01/33	787,922

				8,305,045

South Carolina – 2.1%
Florence County School District No. 3 Revenue Bonds Series 2025 (NR/A3)
1,020,000	5.000		12/01/31	1,110,832
500,000	5.000		12/01/32	545,760
565,000	5.000		12/01/33	616,739
590,000	5.000		12/01/34	642,925
620,000	5.000	(a)	12/01/35	668,589
1,300,000	5.000	(a)	12/01/36	1,388,402
South Carolina Jobs-Economic Development Authority Revenue Bonds (Wofford College Project) Series 2024 (A-/NR)(a)
2,000,000	5.000		04/01/34	2,181,838

				7,155,085

South Dakota – 1.0%
County of Clay SD G0 Bonds Series 2023 (NR/Aa3)(a)
1,000,000	5.000		12/01/38	1,036,546
Mitchell School SD District No. 17-2 GO Bonds Series 2024 (AA+/NR)(a)
1,745,000	5.000		08/01/38	1,855,811
South Dakota State Health & Educational Facilities Authority Revenue Bonds Series 2017 (NR/A1)
605,000	5.000		09/01/25	606,022

				3,498,379

Tennessee – 0.9%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds Series 2024 (A/NR)(a)
500,000	5.250		12/01/40	524,201
800,000	5.250		12/01/41	830,963
Greeneville TN Health & Educational Facilities Board Hospital Revenue Bonds (Refunding-Ballad Health Obligated Group) Series A (A-/A3)
500,000	5.000		07/01/28	528,457
600,000	5.000	(a)	07/01/29	630,813
500,000	5.000	(a)	07/01/30	523,865
Tennessee Housing Development Agency Revenue Bonds Residential Financing Program Series 1C (Non-AMT-Non ACE-Issue) (AA+/Aa1)(a)
125,000	4.050		01/01/38	120,200

				3,158,499

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Texas – 9.2%
Arlington Higher Education Finance Corp. Revenue Bonds (Trinity Basin Preparatory, Inc.) Series 2023 (PSF-GTD) (AAA/NR)(a)
$ 1,200,000	5.000%	08/15/39	$ 1,270,875
1,000,000	5.000	08/15/40	1,050,744
Arlington TX Higher Education Finance Corp. Revenue Bonds (Uplift Education) Series B (PSF-GTD) (AAA/NR)(a)
485,000	4.000	12/01/32	488,509
Arlington TX Higher Education Finance Corp. Revenue Bonds Series A (PSF-GTD) (AAA/NR)(a)
1,000,000	4.000	08/15/35	1,006,147
Austin TX Airport System Revenue Bonds Series 2014 (A+/A1)(a)
1,900,000	5.000	11/15/39	1,896,261
Celina TX GO Bonds (Certificates of Obligation) (Waterworks & Sewer System) Series 2015 (AA/Aa1)(a)(d)
430,000	5.000	09/01/27	430,799
980,000	5.000	09/01/28	981,822
City of Atlanta Department of Aviation Revenue Bonds Series 2022 (A+/A1)
1,250,000	5.000	11/15/32	1,351,790
City of Brownsville TX Utilities System Revenue Bonds (Refunding) Series 2022 (AA/NR)(a)
500,000	5.000	09/01/42	508,308
City of Bryan TX Electric System Revenue Bonds (Refunding) Series 2021 (A+/NR)(a)
960,000	4.000	07/01/31	964,681
City of Houston TX Airport System Revenue Bonds (Refunding) Series A (AMT) (A+/NR)(a)
500,000	5.250	07/01/36	540,104
500,000	5.250	07/01/37	534,388
500,000	5.250	07/01/38	529,621
City of Houston TX Airport System Revenue Bonds Series 2021 (NR/A1)
1,000,000	5.000	07/01/29	1,069,353
900,000	5.000	07/01/30	972,222
1,200,000	5.000	07/01/31	1,299,653
Clifton TX Higher Education Finance Corp. Revenue Bonds (Refunding International Leadership Of Texas, Inc.) Series 2024 A (NR/Aaa)(a)
1,175,000	5.000	08/15/34	1,280,704
860,000	5.000	08/15/35	925,680
975,000	5.000	08/15/36	1,037,700
Collin County TX Municipal Utility District No. 2 GO Bonds Series 2024 (BAM) (AA/Baa1)(a)
1,675,000	4.000	09/01/35	1,678,742
County of Hidalgo TX GO Bonds Series 2025 (AA-/Aa2)(a)
1,085,000	5.000	08/15/38	1,140,498
Dallas Fort Worth International Airport Revenue Bonds Refunding Series 2023 B (AA-/A1)(a)
1,000,000	5.000	11/01/39	1,055,675
Greater Texoma Utility Authority Revenue Bonds (City Of Sherman Project) Series 2022 (AG) (AA/NR)(a)
2,515,000	4.000	10/01/39	2,381,848
Greenville TX Electric System Revenue Bonds Series 2022 (AA/NR)(a)
1,000,000	5.000	02/15/47	1,003,098
Harris County Municipal Utility District No 105 GO Bonds (Refunding) Series 2022 (AA/NR)(a)
970,000	4.000	03/01/33	989,839

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Texas – (continued)
Harrisburg Redevelopment Authority Tax Allocation Series 2025 (AG) (AA/A1)(a)
$ 500,000	5.000%		09/01/35	$ 542,054
Laredo TX GO Bonds Series 2022 (AA/Aa2)(a)
1,740,000	5.000		02/15/40	1,806,889
Port Freeport TX Revenue Bonds Series 2024 (AMT) (A/NR)
1,550,000	6.000		06/01/34	1,730,045
1,655,000	4.000	(a)	06/01/35	1,630,350

				32,098,399

Utah(a) – 0.1%
Salt Lake City UT Airport Revenue Bonds Series B (A+/A1)
500,000	5.000		07/01/34	511,915

Vermont – 0.7%
Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (A/NR)
400,000	5.000		06/15/26	405,651
780,000	5.000		06/15/27	800,301
Vermont Student Assistance Corp Revenue Bonds Series 2021 (A/NR)
400,000	5.000		06/15/29	418,392
455,000	5.000		06/15/30	481,414
475,000	5.000		06/15/31	503,706

				2,609,464

Virginia(a) – 1.0%
Isle of Wight County Economic Development Authority Revenue Bonds (Riverside Health System) Series 2023 (AG) (AA/NR)
1,000,000	5.250		07/01/43	1,026,906
Virginia Housing Development Authority Revenue Bonds Series 2023 F (AA+/Aa1)
2,500,000	5.150		11/01/48	2,443,171

				3,470,077

Washington(a) – 1.0%
Port of Seattle WA Special Facilities Revenue Bonds (Refunding) Series 2013 (A+/A1)
900,000	3.600		06/01/26	900,269
Port of Seattle WA Special Facilities Revenue Bonds Series 2017 (AA-/Aa3)
1,500,000	5.000		05/01/37	1,514,610
Washington State Health Care Facilities Authority Revenue Bonds (Multicare Health System) Series A (A/WR)
495,000	5.000		08/15/27	495,190
Washington State Health Care Facilities Authority Revenue Bonds (Refunding-Providence St. Joseph Health) Series B (A/A3)
150,000	5.000		10/01/30	156,309
Washington State Housing Finance Commission Revenue Bonds (Refunding-Non-AMT-Single Family Program) Series 1N (NR/Aaa)
290,000	3.450		12/01/30	290,028

				3,356,406

Wisconsin(a) – 2.9%
City of Milwaukee WI GO Bonds (Refunding) Series 2022 (AG) (AA/NR)
2,000,000	5.000		04/01/35	2,149,496
City of Milwaukee WI GO Bonds Series 2020 (AA/NR)
2,580,000	4.000		04/01/35	2,593,058

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Wisconsin(a) – (continued)
Racine Unifield School District GO Bond (Refunding) Series 2025 (AG) (AA/Aa3)
$ 1,275,000	5.000%	04/01/39	$ 1,342,608
900,000	5.000	04/01/40	942,326
Tomorrow River School District GO Bonds Series 2022 (AA/NR)
1,910,000	4.000	03/15/41	1,808,360
Wisconsin Public Finance Authority Revenue Bonds (Taxable Refunding Hawaii Pacific Health Obligated Group) Series A (NR/A1)
1,170,000	4.082	07/01/29	1,156,620

			9,992,468

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $353,816,503)			$341,693,846

Shares	Dividend Rate	Value

Investment Company – 4.1%
State Street Institutional US Government Money Market Fund – Premier Class
14,131,488	4.250%	$ 14,131,488
(Cost $14,131,488)

TOTAL INVESTMENTS – 102.2% (Cost $367,947,991)		$355,825,334

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.2)%		(7,704,880)

NET ASSETS – 100.0%		$348,120,454

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2025.

(c)	Rate shown is that which is in effect on July 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(d)	Prerefunded security. Maturity date disclosed is prerefunding date.

Security ratings disclosed, if any, are issued by S&P Global Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AMT	— Alternative Minimum Tax
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
WR	— Withdrawn Rating

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – 92.9%
Alabama(a) – 0.9%
Special Care Facilities Financing Authority of the City of Pell City Alabama Revenue Bonds (Refunding – Noland Health Services Inc.) Series 2021 (A/NR)
$ 2,000,000	5.000%	12/01/31	$ 2,132,685

Arizona(a) – 1.1%
Arizona Industrial Development Authority Revenue Bonds Series 2022 (A/NR)
2,680,000	4.000	11/01/40	2,400,869

Illinois(a) – 0.4%
Woodford Lasalle Livingston Etc. Counties IL Community Unit School District GO Bonds Series A (AA/NR)
500,000	4.000	12/01/34	501,762
500,000	4.000	12/01/35	499,322

			1,001,084

Indiana(a) – 0.9%
Shelbyville Redevelopment Authority Revenue Bonds Series 2021 (AA-/NR)
500,000	3.000	08/01/33	461,430
Whitestown Redevelopment Authority (Lease Rental Multipurpose Refunding Revenue)- Series 2021 (AA+/NR)
1,575,000	3.000	08/01/32	1,531,619

			1,993,049

Missouri – 89.0%
Andrew County Reorganized School District No. 3 Certificates of Participation Series 2023 BAM (AA/NR)(a)
2,000,000	4.000	04/15/43	1,805,299
Arnold MO Certificates of Participation (Refunding) Series 2019 (A+/NR)(a)
760,000	4.000	08/15/28	772,764
825,000	4.000	08/15/30	835,618
555,000	4.000	08/15/31	560,233
Boone County MO R-1 Reorganized School District GO Bonds (Direct Deposit Program) Series R (AA+/NR)(a)
750,000	4.000	03/01/41	710,577
Brentwood MO Certificates of Participation Series 2018 (AA-/NR)(a)
1,655,000	4.000	10/01/34	1,650,123
Brentwood Public Library Certificates of Participation Series 2024 (A+/NR)(a)
1,305,000	5.500	04/01/38	1,395,357
Cape Girardeau County MO Reorganized School District No. R-2 GO Bonds (Kearney Direct Deposit Program) Series 2018 (AA+/NR)(a)
750,000	4.000	03/01/37	750,884
City of Blue Springs MO GO Bonds Series 2025 (AA/NR)(a)
750,000	5.000	03/01/37	826,217
1,500,000	5.000	03/01/38	1,639,458
1,000,000	5.000	03/01/39	1,082,787
1,000,000	5.000	03/01/40	1,068,041
City of Brentwood MO Certificates of Participation Series 2019 (AA-/NR)(a)
1,415,000	4.000	10/01/36	1,395,495
City of Carthage MO Certificates of Participation Series 2022 (A+/NR)(a)
1,145,000	5.000	05/01/37	1,181,932

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
City of Florissant MO Certificates of Participation (Refunding) Series 2021 (NR/WR)(a)
$ 505,000	3.000%		10/01/30	$ 499,461
570,000	3.000		10/01/34	523,611
City of Jennings MO Certificates of Participation Series 2021 (NR/NR)(a)
1,095,000	4.000		03/01/31	1,061,201
1,230,000	4.000		03/01/34	1,140,234
750,000	4.000		03/01/37	655,435
530,000	4.000		03/01/40	430,632
City of Kansas City MO Special Obligation Revenue Bonds Series 2021 (AA-/A1)(a)
1,000,000	5.000		04/01/35	1,077,373
760,000	5.000		04/01/36	811,564
1,435,000	5.000		04/01/37	1,521,959
City of Kansas City MO Special Obligation Revenue Bonds Series 2024 (AA-/A1)(a)
1,500,000	5.000		04/01/35	1,667,750
City of Republic MO Revenue Bonds Series 2022 (A+/NR)(a)
920,000	4.000		05/01/34	936,222
640,000	4.000		05/01/35	647,729
685,000	4.000		05/01/36	690,237
Clinton School District MO GO Bonds (Refunding) Series 2024 A (AA+/NR)(a)
1,860,000	5.000		03/01/41	1,926,493
Columbia MO Water & Electric Revenue Bonds (Refunding & Improvement System) Series 2015 (A+/NR)(a)
500,000	4.000		10/01/42	451,630
County of Barry MO Certificate of Participation Series 2023 (NR/A3)
640,000	5.000		10/01/29	674,358
670,000	5.000		10/01/30	707,101
705,000	5.000		10/01/31	741,527
740,000	5.000	(a)	10/01/32	775,089
County of St. Charles MO Special Obligation Revenue Bonds Series 2024 (AA/NR)(a)
1,945,000	4.000		04/01/38	1,934,679
Fenton MO Fire Protection District GO Bonds Series 2019 (AA+/NR)(a)
625,000	4.000		03/01/34	627,421
Fort Zumwalt School District GO Bonds (Refunding) Series 2024 (AA+/NR)(a)
1,425,000	5.250		03/01/34	1,591,023
1,115,000	5.250		03/01/35	1,232,361
Great Rivers Greenway Metropolitan Park & Recreation District (Gateway Arch Project) Series A (A+/NR)(a)
715,000	4.000		12/30/32	740,184
Greene County MO Certificates of Participation Series 2018 (NR/Aa2)(a)
1,130,000	5.000		09/01/36	1,162,673
1,000,000	5.000		09/01/37	1,024,286
Greene County MO Reorganized School District No. R-2 GO Bonds Series 2018 (Liberty School Building Direct Deposit Program) (AA+/NR)(a)
875,000	5.000		03/01/38	886,994
Hannibal MO Industrial Development Authority Revenue Bonds (Hannibal Regional Hospital Healthcare System, Inc.) Series 2017 (BBB-/NR)(a)
3,225,000	5.000		10/01/37	3,155,710
Hazelwood School District GO Bonds (Refunding) Series 2023 (AA/NR)(a)
750,000	5.000		03/01/42	765,892

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Health & Educational Facilities Authority of the State of Missouri (Refunding) Series 2021 (BBB+/NR)(a)
$ 350,000	4.000%		02/15/34	$ 332,934
400,000	4.000		02/15/35	375,858
580,000	4.000		02/15/36	537,649
700,000	4.000		02/15/37	640,128
Health & Educational Facilities Authority of the State of Missouri Health Facilities Revenue Bonds (BJC Health System) Series 2025 A (AA/Aa2)
1,040,000	5.000		04/01/38	1,138,872
Health & Educational Facilities Authority of the State of Missouri Health Facilities Revenue Bonds (Mercy Health) Series A (A+/A1)(a)
500,000	5.500		12/01/41	531,489
Health & Educational Facilities Authority of the State of Missouri Health Facilities Revenue Bonds (SSM Health) Series A (A+/WR)(a)
500,000	5.000		06/01/34	538,865
Health & Educational Facilities Authority Of The State Of Missouri Revenue Bonds (Mercy Health) Series 2014 F (A+/A1)(a)
6,000,000	5.000		11/15/45	5,963,278
Independence MO School District GO Bonds (Direct Deposit Program) Series 2021 (AA+/NR)(a)
1,470,000	3.250		03/01/38	1,330,654
Independence MO School District Lease Certificates of Participation (Refunding) Series 2016 (A+/NR)(a)
960,000	3.000		04/01/26	960,071
Jackson County MO Reorganized School District No. 7 Certificates of Participation Series 2016 (AA-/NR)(a)
700,000	4.000		05/01/27	706,616
630,000	4.000		05/01/29	635,694
Jackson County MO Reorganized School District No. 4 Blue Springs GO Bonds (Direct Deposit Program) Series A (AA+/NR)(a)
1,000,000	5.500		03/01/35	1,067,170
1,000,000	5.500		03/01/36	1,063,374
Jackson County MO School District Hickman Mills C-1 Certificates of Participation (Energy Conservation Project) Series 2015 (BBB+/NR)(a)
475,000	3.000		04/15/28	466,360
575,000	3.250		04/15/30	560,427
550,000	3.300		04/15/31	527,976
700,000	3.375		04/15/32	659,378
Jackson County MO School District Hickman Mills C-1 GO Bonds (Refunding) Series 2020 (AA+/NR)
100,000	3.000		03/01/27	100,428
165,000	4.000	(a)	03/01/31	169,256
180,000	4.000	(a)	03/01/32	183,713
200,000	4.000	(a)	03/01/33	203,258
Jefferson City MO School District Certificate of Participation Series 2021 (A+/NR)(a)
1,220,000	4.000		04/01/35	1,233,395
Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(a)
15,000	4.000		03/01/30	15,084
Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2025 (AA+/NR)(a)
1,000,000	5.500		03/01/44	1,047,063
Jefferson County MO Industrial Development Authority Revenue Bonds (Riverview Bend Apartments) Series 2024 (NR/Aa1)
2,200,000	4.450		02/01/43	2,078,506

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Jefferson County School District No R-1 Northwest GO Bonds Series 2025 (AA+/NR)(a)
$ 1,185,000	5.250%		03/01/44	$ 1,242,074
Jefferson County School District No R-VI Festus Certificate of Participation (Refunding) Series 2021 (A/NR)(a)
585,000	3.000		04/01/29	584,325
605,000	3.000		04/01/30	603,131
420,000	3.000		04/01/31	416,876
460,000	3.000		04/01/33	437,581
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Taxable-Refunding-Freeman Health System Project) Series B (A+/NR)
1,020,000	2.558		02/15/26	1,010,025
815,000	2.844		02/15/28	785,088
825,000	2.894		02/15/29	783,791
Joplin MO Schools GO Bonds Buildings – Series 2020 (AA+/NR)(a)
1,285,000	3.000		03/01/35	1,179,543
Kansas City MO Industrial Development Authority Airport Special Obligation Revenue Bonds (Kansas City International Airport Terminal Modified Project) Series B (A/A2)
2,540,000	5.000		03/01/28	2,667,710
1,370,000	5.000		03/01/29	1,458,631
1,000,000	5.000	(a)	03/01/32	1,038,930
1,275,000	4.000	(a)	03/01/34	1,274,529
1,000,000	5.000	(a)	03/01/35	1,021,615
Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Downtown Redevelopment District) Series A (AA-/A2)(a)
2,130,000	5.500		09/01/29	2,139,003
Lebanon MO Reorganized School District No. R-3 GO Bonds Series 2024 (AA+/NR)(a)
2,160,000	5.000		03/01/40	2,274,886
Liberty Public School District No. 53 GO Bonds Series 2023 (AA/NR)(a)
2,000,000	4.000		03/01/42	1,852,502
Marion & Ralls Counties MO School District No. 60 Hannibal GO Bonds (Refunding – Missouri Direct Deposit Program) Series 2025 (AA+/NR)(a)
575,000	5.875		03/01/37	675,181
1,000,000	5.875		03/01/38	1,165,217
400,000	5.750		03/01/41	446,823
575,000	5.750		03/01/42	635,920
Mineral Area MO Community College District GO Bonds Series 2024 (AG) (AA/Aa3)(a)
1,940,000	5.000		03/01/34	2,102,824
2,300,000	5.000		03/01/36	2,452,142
Missouri Development Finance Board Revenue Bonds (Sant Louis Zoo Projects) Series 2022 (AA-/A1)(a)
1,000,000	5.250		05/01/36	1,075,147
1,100,000	5.250		05/01/37	1,168,756
Missouri Joint Municipal Electric Utility Commission Revenue Bonds (Dogwood Energy Facility Project) Series 2024 B (AA/A3)(a)
1,775,000	5.000		06/01/36	1,920,472
Missouri Joint Municipal Electric Utility Commission Revenue Bonds (Refunding – Prairie State Project) Series 2025 (NR/A2)(a)
1,000,000	5.000		12/01/39	1,071,591
Missouri Joint Municipal Electric Utility Commission Revenue Bonds Series 2022 (NR/A2)(a)
500,000	5.250		12/01/41	528,888
500,000	5.250		12/01/42	524,642

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri MO Development Finance Board Revenue Bond (City of Independence Missouri Events Center Project) (Refunding) Series 2021 (A-/NR)
$ 895,000	4.000%		04/01/31	$ 916,540
990,000	4.000	(a)	04/01/32	1,014,331
1,095,000	4.000	(a)	04/01/33	1,113,551
Missouri Rolling Hills Consolidated Library District Certificates of Participation (Library Project) Series 2024 (NR/A2)(a)
1,430,000	4.250		05/01/44	1,274,759
1,275,000	4.500		05/01/49	1,132,803
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)(a)
635,000	2.000		04/01/27	622,524
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Kansas City University of Medicine And Biosciences) Series A (NR/A1)(a)
1,440,000	4.500		06/01/28	1,441,280
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding- Southeast MO State University) Series 2019 (A/NR)
2,030,000	5.000		10/01/27	2,120,733
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding-Kansas City Art Institute) Series 2018 (A-/NR)(a)
670,000	5.000		09/01/33	692,765
800,000	5.000		09/01/38	811,080
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-Cox Health) Series A (NR/A2)(a)
2,500,000	5.000		11/15/35	2,505,062
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-St. Anthonys Medical Center) Series B (A+/NR)(a)
2,000,000	5.000		02/01/45	1,938,846
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A/NR)(a)
1,375,000	5.000		12/01/31	1,376,030
1,000,000	5.000		12/01/33	1,000,538
Missouri State Health & Educational Facilities Authority Revenue Bonds (Kansas City University of Medicine & Biosciences) Series A (NR/A1)(a)
950,000	5.000		06/01/34	974,799
1,100,000	5.000		06/01/37	1,120,312
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Children’s Mercy Hospital) Series 2016 (AA-/NR)(a)
1,250,000	4.000		05/15/33	1,251,034
250,000	4.000		05/15/39	236,053
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (First Place Homeownership Loan Program) Series B (GNMA/FNMA/FHLMC) (AA+/NR)(a)
330,000	2.400		11/01/30	308,122
310,000	2.500		05/01/31	288,392
320,000	2.550		11/01/31	295,664
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (First Place Homeownership Loan Program) Series C (AA+/NR)(a)
2,990,000	4.050		11/01/39	2,786,886
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (First Place Homeownership Loan Program) Series G (GNMA/FNMA/FHLMC) (AA+/NR)
865,000	3.600		05/01/32	862,503

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (First Place Homeownership Loan Program) Series G (GNMA/FNMA/FHLMC) (AA+/NR) (continued)
$ 495,000	3.750	%(a)	05/01/35	$ 479,848
495,000	3.800	(a)	11/01/35	475,629
495,000	3.850	(a)	05/01/36	472,968
490,000	3.900	(a)	11/01/36	465,534
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series D (GNMA/FNMA/FHLMC) (AA+/NR)(a)
245,000	3.050		11/01/28	245,077
220,000	3.150		11/01/29	220,440
240,000	3.250		11/01/30	238,714
Nixa MO Public Schools Certificates of Participation Series 2021 (A/NR)(a)
1,465,000	3.000		04/01/39	1,223,748
North Jefferson County MO Ambulance District GO Bonds Series 2022 (AG) (AA/NR)(a)
650,000	5.000		03/01/40	671,666
North Kansas City MO School District No. 74 GO Bonds Series 2022 (AA+/Aa1)(a)
2,000,000	5.250		03/01/39	2,126,317
O’Fallon Fire Protection District GO Bonds Series 2023 (NR/Aa2)(a)
510,000	4.000		03/01/38	504,946
530,000	4.000		03/01/39	518,158
575,000	4.000		03/01/41	544,776
600,000	4.000		03/01/42	560,053
Orchard Farm MO R-V School District Certificates of Participation Series 2022 A (A/NR)(a)
2,565,000	5.250		04/01/40	2,633,562
Ozark MO Certificates of Participation Series 2014 (A+/NR)(a)
500,000	5.000		09/01/44	500,730
Ozark MO Reorganized School District No. R-6 GO Bonds Series B (AA+/NR)(a)
400,000	3.000		03/01/36	363,977
Ozark MO Reorganized School District No. R-6 GO Bonds Series B (AA+/NR)(a)
750,000	4.000		03/01/39	707,403
Platte County Reorganized School District No. R-3 GO Bonds (Refunding) Series 2021 (AA/NR)(a)
2,155,000	5.250		03/01/40	2,279,629
Polk County Mo School District No. R-1 GO Bonds (Bolivar Refunding) Series 2021 (A/NR)(a)
625,000	3.000		03/01/33	611,371
1,600,000	3.000		03/01/35	1,531,306
Public Water Supply District No. 3 of Franklin County MO Certificate Participation Series 2025 (A+/NR)(a)
1,000,000	5.250		12/01/36	1,074,252
1,055,000	5.250		12/01/37	1,123,228
Rolla MO Certificates of Participation Series B (A+/NR)(a)
225,000	3.150		07/01/27	225,081
410,000	3.450		07/01/32	404,875
Rolla School District No. 31 GO Bonds (Missouri Direct Deposit Program) Series 2023 (AA+/NR)(a)
925,000	5.000		03/01/41	950,911
Saint Louis MO Airport Revenue Bonds (Refunding -St. Louis Lambert International Airport) Series A (NR/A2)
1,500,000	5.000		07/01/31	1,622,897
1,355,000	5.000		07/01/32	1,465,039
Saint Louis MO Airport Revenue Bonds (Refunding) Series 2017 C (AG) (AA/A1)(a)
3,745,000	5.000		07/01/42	3,762,245

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Southeast Missouri State University Revenue Bonds (Refunding) Series 2020 BAM (AA/NR)(a)
$ 1,465,000	4.000%		04/01/40	$ 1,361,070
Southern Platte MO Fire Protection District Series 2018 (NR/Aa2)(a)
540,000	4.000		03/01/38	512,329
Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (AMT) (NR/Aa2)
2,275,000	5.000		07/01/27	2,360,943
1,220,000	5.000	(a)	07/01/28	1,261,898
1,400,000	5.000	(a)	07/01/30	1,440,621
Springfield MO Special Obligation Revenue Bonds Series 2020 (NR/Aa2)(a)
470,000	4.000		11/01/34	473,760
475,000	4.000		11/01/35	477,113
815,000	4.000		11/01/36	815,992
845,000	4.000		11/01/37	831,685
920,000	4.000		11/01/38	892,949
St Louis Land Clearance for Redevelopment Authority Revenue Bonds (Refunding) Series A (A/NR)(a)
2,300,000	2.125		04/01/39	1,701,468
St. Charles County Public Water Supply District No. 2 Certificates of Participation (Water Utility IMPS) Series 2022 (AA/NR)(a)
2,000,000	4.000		12/01/44	1,783,210
St. Charles MO Certificates of Participation Series 2024 (NR/Aa3)(a)
660,000	5.000		02/01/37	712,724
695,000	5.000		02/01/38	742,901
730,000	5.000		02/01/39	770,147
670,000	5.000		02/01/40	701,473
St. Louis County MO Community College District Certificates of Participation Series 2017 (AA/NR)(a)
2,000,000	4.000		04/01/36	1,968,797
2,515,000	4.000		04/01/37	2,449,942
St. Louis MO Muni Finance Corp. (Refunding-Carnahan Court House) Series A (A/NR)
2,710,000	5.000		02/15/27	2,788,294
St. Louis MO Municipal Finance Corporation Sales Tax Leasehold Revenue Bonds (Refunding) Series 2016 (A/NR)(a)
2,595,000	4.000		02/15/35	2,598,428
Strafford Fire Protection District GO Bonds Series 2022 BAM (AA/NR)(a)
1,125,000	5.000		03/01/40	1,144,714
Taney County Public Water Supply District No 3 Certification of Participation Series 2022 (A/NR)(a)
720,000	3.750		07/01/36	716,539
University City Municipal Library District Certification of Participation Series 2022 (NR/A1)(a)
710,000	3.000		04/15/39	593,935
Valley Park Fire Protection District MO GO Bonds (Prerefunded) Series 2019 (NR/NR)(a)(b)
180,000	4.000		03/01/39	184,103
Valley Park Fire Protection District MO GO Bonds (Unrefunded) Series 2019 (AA/NR)(a)
575,000	4.000		03/01/39	543,724
Valley Park MO Fire Protection District GO Bonds Series 2019 (AA/NR)(a)
450,000	4.000		03/01/35	450,985
500,000	4.000		03/01/37	497,673
Warrensburg MO School District No R-VI GO Bonds (Direct Deposit Program) Series 2020 (AA+/NR)(a)
500,000	3.000		03/01/36	448,697
560,000	3.000		03/01/37	492,721

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Warrensburg MO School District No R-VI GO Bonds (Refunding) Series 2025 (AA+/NR)(a)
$ 525,000	5.750%		03/01/41	$ 581,658
600,000	5.750		03/01/42	658,153
Waynesville R-VI School District MO Certificate Participation Series 2025 (A/NR)(a)
625,000	5.000		04/15/35	677,096
440,000	5.000		04/15/37	465,979
855,000	5.000		04/15/38	897,416
500,000	5.000		04/15/39	521,049
Wentzville MO Certificates of Participation Series 2023 (NR/Aa3)
250,000	5.000		03/01/32	277,674
260,000	5.000		03/01/33	290,053
340,000	5.000	(a)	03/01/34	375,651
360,000	5.000	(a)	03/01/35	393,962
380,000	5.000	(a)	03/01/36	411,290
320,000	5.000	(a)	03/01/37	342,463
600,000	4.000	(a)	03/01/39	558,690
Wentzville R-IV School District MO Lease Certificates of Participation (Refunding & Improvement Certificates) Series 2016 (NR/A1)(a)
1,800,000	4.000		04/01/33	1,800,106
1,800,000	4.000		04/01/34	1,799,943
Wright City MO GO Bonds Series 2024 (A+/NR)(a)
415,000	4.000		03/01/38	415,056
435,000	4.000		03/01/39	430,080
455,000	4.000		03/01/40	442,755
495,000	4.000		03/01/42	459,437
Wright City R-II School District GO Bonds Series 2022 (AG) (AA/NR)(a)
1,055,000	6.000		03/01/34	1,228,892

				202,176,178

North Dakota(a) – 0.1%
North Dakota State Housing Finance Agency Homeownership Revenue Bonds (Home Mortgage Finance Program) Series C (NR/Aa1)
105,000	3.150		01/01/36	93,933

Ohio(a) – 0.5%
Dayton City School District Certificates of Participation (Ohio School Facilities Project) Series 2021 (NR/A3)
695,000	2.125		12/01/34	564,770
715,000	3.000		12/01/35	635,402

				1,200,172

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $220,838,988)				$210,997,970

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 6.0%
State Street Institutional US Government Money Market Fund – Premier Class
13,678,047	4.250%	$ 13,678,047
(Cost $13,678,047)

TOTAL INVESTMENTS – 98.9% (Cost $234,517,035)		$224,676,017

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		2,581,335

NET ASSETS – 100.0%		$227,257,352

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

Security ratings disclosed, if any, are issued by S&P Global Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AMT	— Alternative Minimum Tax
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NR	— Not Rated
WR	— Withdrawn Rating

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 99.2%
Alabama(a) – 1.0%
Special Care Facilities Financing Authority of the City of Pell City Alabama Revenue Bonds (Refunding - Noland Health Services Inc.) Series 2021 (A/NR)
$ 1,000,000	5.000%		12/01/31	$ 1,066,343

Georgia(a) – 0.7%
University Of GA Milledgeville & Baldwin Development Authority Revenue Bonds (Refunding-State of Georgia University Project) (AA-/NR)
745,000	5.000		06/15/34	800,412

Illinois(a) – 1.5%
Westchester Village GO Bonds Series 2021 (BAM) (AA/A2)
1,690,000	4.000		12/01/36	1,677,572

Indiana – 7.1%
Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)(a)
440,000	4.000		01/15/35	440,470
City of Martinsville Indiana Government Facility Building Corp. Revenue Bonds Series 2023 BAM (AA/NR)(a)
500,000	5.250		08/01/37	528,580
500,000	5.250		08/01/42	509,854
Frankfort Redevelopment Authority Revenue Bonds Riverfront Phase II Project Series 2022 BAM (AA/NR)(a)
1,500,000	5.000		08/01/38	1,570,063
Indianapolis Local Public Improvement Bond Bank Revenue Bonds (City Moral Obligation - Subordinate) Series 2023 (AA/NR)(a)
1,750,000	5.250		03/01/43	1,827,359
Northwestern School Building Corp. Revenue Bonds Series 2023 (AA+/NR)(a)
550,000	6.000		07/15/36	617,899
600,000	6.000		07/15/37	669,753
Whitestown Redevelopment Authority Redevelopment Authority Lease Rental Revenue Bonds(Taxable-Refunding) Series 2021 (AA+/NR)
1,530,000	3.000		08/01/31	1,515,109

				7,679,087

Kansas – 85.2%
Andover KS GO Bonds Series 2024 A (AG) (AA/NR)(a)
1,390,000	4.000		10/01/41	1,259,009
Arkansas City KS Public Building Commission Revenue Bonds (Refunding) Series 2019 (A/NR)
560,000	5.000		09/01/27	585,972
585,000	5.000		09/01/28	624,111
415,000	5.000	(a)	09/01/29	446,347
Atchison County KS Unified School District No. 409 GO Bonds (Refunding) Series 2024 (AA/NR)(a)
920,000	5.000		09/01/36	986,131
Bel Aire KS GO Bond Series 2022 (SP-1+/NR)(a)
2,000,000	3.000		12/01/25	1,999,969
Blue Valley KS Recreation Commission Certificates of Participation (Recreation Facilities) (AG) (AA/Aa2)(a)
800,000	4.000		10/01/27	801,656
Blue Valley KS Recreation Commission Certificates of Participation Series 2025 B (AG) (AA/Aa2)(a)
705,000	5.000		04/01/37	768,099

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Blue Valley KS Recreation Commission Certificates of Participation Series 2025 B (AG) (AA/Aa2)(a) (continued)
$ 745,000	5.000%		04/01/38	$ 802,745
780,000	5.000		04/01/39	832,086
Bourbon County KS Unified School District No. 234-Fort Scott Certificates of Participation Series 2023 (AG) (AA/NR)(a)
830,000	4.000		09/01/39	781,792
Butler County KS Unified School District No. 385 GO Bonds (Refunding-School Building) Series 2017 (AA-/Aa3)(a)
1,000,000	4.000		09/01/30	1,022,009
500,000	4.000		09/01/31	509,054
Butler County Unified School District No. 402 Augusta GO Bonds (Refunding) Series 2025 (BAM) (AA/A1)(a)
200,000	5.250		09/01/35	222,260
200,000	5.250		09/01/36	219,384
285,000	5.250		09/01/37	309,298
415,000	5.250		09/01/38	446,355
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding - Bel Aire & Park City Project) Series 2017 (AG) (AA/NR)
1,315,000	5.000		09/01/26	1,345,873
Chisholm Creek Utility Authority Revenue Bonds (Cities of Belaire and Park City, Kansas Project) Series 2025 (AG) (AA/NR)(a)
1,000,000	5.000		09/01/38	1,085,524
1,000,000	5.000		09/01/39	1,075,914
City of Abilene KS Public Building Commission Revenue Bonds (Refunding-Hospital District No. 1) Series 2017 (AA-/NR)(a)
600,000	4.000		12/01/29	614,947
650,000	4.000		12/01/30	664,011
City of Topeka KS Combined Utility Revenue Bonds (Refunding) Series A (NR/Aa3)(a)
650,000	3.000		08/01/32	608,675
County of Logan KS GO Bonds (Refunding) Series B (AG) (AA/NR)
1,250,000	5.000		12/01/29	1,366,777
700,000	5.250	(a)	12/01/37	768,163
Crawford County Unified School District No. 250 Pittsburg GO Bonds Series 2022 (BAM) (AA/A2)(a)
750,000	4.000		09/01/41	716,299
Dickinson County KS Public Building Commission Revenue Bonds Series 2018 (AA-/NR)(a)
1,550,000	3.250		08/01/33	1,498,162
1,000,000	5.000		08/01/44	1,006,140
Dickinson County KS Unified School District No. 435 GO Bonds (Taxable-Refunding) Series 2019 (A+/NR)(a)
375,000	2.950		09/01/32	342,171
Douglas County KS Unified School District No. 348 Baldwin GO Bonds (Refunding) Series 2024 (AG) (AA/NR)(a)
1,220,000	5.000		09/01/38	1,273,042
1,280,000	5.000		09/01/39	1,325,114
Douglas County KS Unified School District No. 491 GO Bonds (Edora-Refunding) Series A-2023 (AG) (AA/A2)(a)
1,785,000	5.000		09/01/40	1,831,551
Finney County Unified School District No. 457 GO Bonds (Refunding) Series A (A+/NR)(a)
1,530,000	4.000		09/01/30	1,548,622

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Geary County Public Building Commission Revenue Bonds Series 2022 (A+/NR)(a)
$ 1,000,000	5.000%	08/01/47	$ 981,945
Harvey County Unified School District GO Bonds (Refunding) Series 2023 (AA/NR)(a)
430,000	4.000	09/01/31	449,614
450,000	4.000	09/01/32	466,366
Harvey County Unified School District No. 440 GO Bonds (Refunding) Series 2023 (AA/NR)(a)
925,000	5.000	09/01/36	981,647
510,000	5.000	09/01/37	537,900
Harvey County Unified School District No. 440 GO Bonds (Refunding) Series 2024 (BAM) (AA/NR)(a)
1,495,000	5.000	09/01/42	1,530,057
Independence KS GO Bonds Series 2024 (SP-1+/NR)(a)
2,000,000	4.000	10/01/27	2,001,293
Jefferson County Unified School District No. 343 Perry GO Bonds (Refunding) Series 2023 (AG) (AA/A1)(a)
585,000	5.500	09/01/33	642,792
620,000	5.500	09/01/34	676,919
655,000	5.500	09/01/35	711,034
500,000	5.500	09/01/38	533,877
1,000,000	5.500	09/01/43	1,041,101
Johnson & Miami Counties KS Unified School District No. 230 GO Bonds Series A (NR/A1)(a)
1,000,000	4.000	09/01/32	1,006,606
Johnson & Miami County KS Unified School District No. 230 GO Bonds Series B (NR/A1)(a)
1,000,000	4.000	09/01/33	1,000,793
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (AA-/NR)(a)
1,500,000	4.000	10/01/36	1,503,281
Johnson County KS Unified School District No. 231 GO Bonds(Refunding-Gardner-Edgerton) Series 2023 (AA-/NR)
750,000	5.000	10/01/30	823,224
Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds Series A (NR/Aaa)(a)
1,500,000	5.000	10/01/41	1,584,310
785,000	5.000	10/01/42	822,815
Kansas State Department of Transportation Highway Revenue Bonds Series 2015 (AA/Aa2)(a)
2,000,000	5.000	09/01/32	2,003,973
525,000	5.000	09/01/33	526,043
1,110,000	5.000	09/01/34	1,112,205
Kansas State Development Finance Authority Revenue Bonds (Refunding-State of Kansas Project) Series C (NR/A2)(a)
1,470,000	4.000	07/01/34	1,494,325
Kansas State Development Finance Authority Revenue Bonds (Refunding-State of Kansas Project) Series F (A+/Aa3)(a)
1,895,000	3.000	11/01/32	1,813,013
Kansas State Development Finance Authority Revenue Bonds (University Projects) Series A (AA-/Aa3)(a)
2,000,000	4.000	03/01/31	2,000,909
Lawrence KS Hospital Revenue Bonds (Refunding) (Lawrence Memorial Hospital) Series A (BBB+/NR)(a)
1,715,000	5.000	07/01/32	1,784,288
1,335,000	4.000	07/01/37	1,261,961
Leavenworth County KS Unified School District No. 453 GO Bonds Series A (NR/Aa3)(a)
1,165,000	4.000	09/01/31	1,176,489

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Lyon County KS Unified School District No. 253 Emporia GO Bonds Series 2019 (NR/A1)(a)
$ 1,050,000	4.000%	09/01/33	$ 1,059,167
Marion County KS Unified School District No. 410 Durham Etc GO Bonds Series 2024 (AG) (AA/NR)(a)
700,000	5.000	09/01/36	761,005
880,000	5.000	09/01/38	943,226
475,000	4.000	09/01/39	444,519
Miami County Unified School District No. 416 GO Bonds (Refunding) Series 2020 (AA-/NR)(a)
200,000	3.000	09/01/39	165,508
380,000	3.000	09/01/40	308,337
320,000	3.000	09/01/41	254,230
Minneola Unified School District No. 219 GO Bonds (Refunding) Series 2023 (AA/NR)(a)
1,315,000	5.000	09/01/34	1,422,199
Nemaha County Unified School District GO Bonds (Refunding) Series 2023 (AA/NR)(a)
750,000	5.000	09/01/43	760,142
Osage County KS GO Bonds (Refunding) Series A (NR/NR)(a)
570,000	3.000	09/01/36	523,437
350,000	3.000	09/01/38	309,959
575,000	3.000	09/01/41	468,903
Sedgwick County KS Unified School District No. 261 GO Bonds (Refunding) Series A (AG) (AA/NR)(a)
2,170,000	5.000	11/01/37	2,330,634
Sedgwick County KS Unified School District No. 261 GO Bonds Series 2016 (NR/A2)(a)
985,000	3.000	11/01/32	945,928
Shawnee County KS Certificates of Participation Series 2015 (NR/Aa2)(a)
485,000	4.000	09/01/30	485,313
1,000,000	4.000	09/01/31	1,000,497
1,065,000	5.000	09/01/32	1,066,954
Shawnee County KS Public Building Commission Revenue Bond (Expocentre Project) Series 2018 (NR/Aa1)(a)
300,000	4.000	09/01/29	306,840
650,000	4.000	09/01/30	663,644
Shawnee County KS Unified School District No. 437 GO Bonds (Refunding) Series 2022 (NR/Aa2)(a)
1,400,000	5.000	09/01/39	1,472,867
Shawnee County KS Unified School District No. 437 GO Bonds Series 2024 (AAA/Aa2)(a)
1,000,000	5.000	09/01/36	1,107,601
750,000	5.000	09/01/37	825,341
State of Kansas Department of Transportation High Way Revenue Bonds Series A (AA/Aa2)(a)
1,250,000	5.000	09/01/32	1,296,891
University of Kansas Hospital Authority (Health Facilities) Revenue Bonds Series 2015 (AA-/NR)(a)
2,000,000	5.000	09/01/45	1,962,376
University of Kansas Hospital Authority (Health Facilities) Revenue Bonds Series A (AA-/NR)(a)
1,930,000	5.000	09/01/48	1,904,046
Wabaunsee County Unified School District No. 330 Mission Valley GO Bonds Series 2022 BAM (AA/NR)(a)
1,000,000	5.500	09/01/42	1,046,586
Washburn University KS Revenue Bonds Series A (Refunding) (AG) (AA/A1)
515,000	4.000	07/01/27	526,089
555,000	4.000	07/01/29	575,042

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Wichita KS GO Bonds (AMT-Airport) Series 2015 (AAA/Aa2)(a)
$ 2,365,000	5.000%	12/01/35	$ 2,377,754
Wichita KS Sales Tax Special Obligation Revenue Bonds (River District Stadium Star Bond Project) Series 2018 (NR/A1)(a)
1,000,000	5.000	09/01/32	1,035,056
Wichita KS Water & Sewer Utility Revenue Bonds (Refunding) Series B (AA-/NR)(a)
415,000	4.000	10/01/26	415,508
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds (Refunding & Improvement) Series A (A/A2)(a)
1,000,000	5.000	09/01/26	1,000,935
1,000,000	4.250	09/01/39	927,090
Wyandotte County Unified School District No. 203 Piper GO (Refunding) Series A (AG) (AA/NR)(a)
525,000	5.000	09/01/40	542,221
Wyandotte County Unified School District No. 500 Kansas City GO Bonds Series 2025 (AA/A1)(a)
1,500,000	5.000	09/01/46	1,513,658

			92,905,545

Missouri – 0.3%
City of Independence MO Development Authority Revenue GO Bonds (Refunding) Series 2021 (A-/NR)
335,000	3.000	04/01/27	334,627

Ohio(a) – 0.8%
Elyria OH Library Improvement Revenue Bonds Series 2018 (A+/NR)
1,000,000	4.000	12/01/42	869,623

Texas(a) – 1.6%
Arlington Higher Education Finance Corp. Revenue Bonds (Trinity Basin Preparatory, Inc.) Series 2023 (PSF-GTD) (AAA/NR)
625,000	5.000	08/15/38	666,832

Sabine-Neches Navigation District GO Bonds Series 2022 (Sabine -Neches Waterway Project) (NR/Aa2)
500,000	5.250	02/15/38	528,541
500,000	5.250	02/15/39	523,419

			1,718,792

Wisconsin(a) – 1.0%
Wisconsin Health & Educational Facilities Authority Revenue Bonds Series 2022 (A+/A2)
500,000	5.000	12/01/38	522,332
500,000	5.000	12/01/39	518,695

			1,041,027

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $111,636,966)			$108,093,028

Shares	Dividend Rate	Value

Investment Company – 0.7%
State Street Institutional US Government Money Market Fund – Premier Class
805,377	4.250%	$ 805,377
(Cost $805,377)

TOTAL INVESTMENTS – 99.9% (Cost $112,442,343)		$108,898,405

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		90,268

NET ASSETS – 100.0%		$108,988,673

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Security with “Call” features with resetting interest rates.

Security ratings disclosed, if any, are issued by S&P Global Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AMT	— Alternative Minimum Tax
GO	— General Obligation
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund

THE COMMERCE FUNDS

Schedule of Investments

July 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

Commerce is subject to the Trust’s Board of Trustees oversight and certain reporting and other requirements, which are intended to provide the Trust’s Board of Trustees with the information needed to oversee Commerce’s fair value determinations. The Trust’s Board of Trustees has approved valuation procedures (“Valuation Procedures”) that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Board of Trustees has designated Commerce as the “valuation designee” to make all necessary determinations of fair value for portfolio investments for which market quotations are not readily available. Commerce has established a valuation committee (“Valuation Committee”) to undertake the day-to-day responsibility for implementing, performing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, the Valuation Committee regularly performs price verifications and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by the Adviser to not represent fair value, equity securities may be valued at the closing bid price. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies in which the Funds may invest. Investments in the Underlying Funds are valued at the NAV per share on the day of valuation. Because the Funds may invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments have a readily determinable fair value, they are classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in characteristics such as rating, interest rate and maturity date, to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

THE COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Collateralized mortgage-backed securities (“CMOs”) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to a Fund based on the Adviser’s or Valuation Committee’s analysis of the market value of the security.

ii. Treasury Inflation Indexed Securities — These are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government. The value of U.S. Treasury inflation protected public obligations will generally fluctuate in response to changes in real interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds because of their inflation adjustment feature.

There is no collateral held as of July 31, 2025.

Short Term Investments — Short-term investments, except for Government obligations, having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. Government obligations maturing in less than 60 days shall be valued at their market price. With the exception of treasury securities, which are generally classified as Level 1, these investments are classified as Level 2 of the fair value hierarchy.

B. Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if Commerce, or the Valuation Committee on its behalf, believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under valuation procedures approved by the Board. Commerce, consistent with the Funds’ procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events that could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buyouts; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of July 31, 2025:

GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$243,980,554	$—	$—
Exchange Traded Fund	4,888,551	—	—
Investment Company	984,227	—	—
Total	$249,853,332	$—	$—

VALUE Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$241,911,367	$—	$—
Exchange Traded Fund	8,403,060	—	—
Investment Company	1,180,523	—	—
Total	$251,494,950	$—	$—

THE COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MIDCAP GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$193,735,121	$—	$—
Exchange Traded Fund	6,967,764	—	—
Investment Company	1,634,968	—	—
Total	$202,337,853	$—	$—

MIDCAP VALUE Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$37,531,560	$—	$—
Exchange Traded Fund	941,990	—	—
Total	$38,473,550	$—	$—

BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$139,234,305	$—
Municipal Bond Obligations	—	86,596,165	—
Mortgage-Backed Obligations	—	278,528,751	—
Corporate Obligations	—	459,592,908	—
U.S. Treasury Obligations	229,188,152	4,740,558	—
Investment Company	9,254,691	—	—
Exchange Traded Fund	2,539,500	—	—
Total	$240,982,343	$968,692,687	$—

SHORT-TERM GOVERNMENT Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$292,448	$—
Mortgage-Backed Obligations	—	13,381,256	—
U.S. Treasury Obligations	15,919,779	772,026	—
Investment Company	853,400	—	—
Total	$16,773,179	$14,445,730	$—

NATIONAL TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$341,693,846	$—
Investment Company	14,131,488	—	—
Total	$14,131,488	$341,693,846	$—

MISSOURI TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$210,997,970	$—
Investment Company	13,678,047	—	—
Total	$13,678,047	$210,997,970	$—

KANSAS TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$108,093,028	$—
Investment Company	805,377	—	—
Total	$805,377	$108,093,028	$—

For further information regarding security characteristics, see the Schedules of Investments.

THE COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Credit Risk — The Bond Fund, The Short-Term Government Fund, The National Tax-Free Intermediate Bond Fund, The Missouri Tax-Free Intermediate Bond Fund and The Kansas Tax-Free Intermediate Bond Fund, together (the “Fixed Income Funds”), are subject to credit risks because an issuer or guarantor of a fixed income security may be unable or unwilling to make interest and principal payments when due. A bond’s value could decline because of concerns about an issuer’s ability or willingness to make such payments.

High Yield Risk — The Bond Fund and the National, Missouri and Kansas Tax-Free Intermediate Bond Funds are subject to high yield risk. High yield securities are subject to greater levels of credit and liquidity risk. High yield securities are considered speculative with respect to an issuer’s ability to make principal and interest payments and may be more volatile than higher-rated securities of similar maturity.

Interest Rate Risk — The Fixed Income Funds are subject to interest rate risks. Interest rate risk is the risk that the value of the Fund’s portfolio will decline when interest rates rise. The magnitude of this decline will often be greater for longer-term, fixed-income securities than shorter-term securities. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Funds to sell assets at inopportune time or at a loss or depressed value and could hurt the Funds’ performance. Declines in interest rate levels could cause a Fund’s earnings to fall below the Fund’s expense ratio, resulting in a negative yield and a decline in the Fund’s share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by a Fund.

Investment Companies Risk — The Funds may invest, consistent with their respective investment objectives and strategies, in securities of other investment companies subject to statutory limitations prescribed by the Act. These limitations include a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies (except money market funds). The Funds will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies.

Liquidity Risk — The Fixed Income Funds are subject to liquidity risk. Each Fixed Income Fund may not be able to pay redemption proceeds within the time periods described in the Funds’ prospectus because of unusual market conditions, an unusually high number of redemption requests or other reasons. Liquidity risk may result from the lack of an active market or reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. Certain portfolio securities held by the Fixed Income Funds may be less liquid than others, which may make those securities difficult or impossible to sell at an advantageous time or price.

Market Risk — General economic conditions and/or the activities of individual companies may cause the value of the securities in a Fund to increase or decrease, sometimes rapidly or unpredictably. Your shares at redemption may be worth more or less than your initial investment. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Credit ratings downgrades may also negatively affect securities held by a Fund. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level. For instance, local or regional events such as financial institution failures, war, terrorism, market manipulation, government defaults, government shutdowns, natural/environmental disasters, the spread of infectious illness (including epidemics or pandemics) or other public health issues, recessions or other events can, all negatively impact the securities markets, which could cause the Funds to lose value. Any market disruptions could also prevent a Fund from executing advantageous investment decisions in a timely manner. Funds that have focused their investments in a region enduring geopolitical market disruption will face higher risks of loss. Thus, investors should closely monitor current market conditions to determine whether a specific Fund meets their individual financial needs and tolerance for risk.

Mid-Cap and Small-Cap Risk — The Growth, Value, MidCap Growth and MidCap Value Funds are subject to the risks associated with investing in equity securities of mid-cap companies. The MidCap Growth and MidCap Value Funds are also subject to the risks of investing in small-cap companies. Investing in securities of smaller and mid-sized companies may be riskier than investing in larger, more established companies. Smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. Also, these stocks may trade less often and in limited volume compared to larger cap stocks trading on a national securities exchange. The prices of these stocks may be more volatile than the prices of larger company stocks. As a result, a Fund’s NAV may be subject to rapid and substantial changes.

THE COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Non-Diversified Risk — The Growth Fund is classified as a non-diversified fund under the Act. Non-diversified funds typically hold fewer securities than diversified funds do. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio. In addition, a non-diversified portfolio may be more susceptible to economic, political and regulatory developments than a diversified investment portfolio with similar objectives.

Portfolio Concentration Risk — Under normal circumstances, the National Tax-Free Intermediate Bond Fund invests at least 80% of net assets plus any borrowings for investments purposes (measured at the time of purchase) in municipal bonds issued by or on behalf of the states, territories and possessions (such as Puerto Rico, the U.S. Virgin Islands and Guam) of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions, the income from which, in the opinion of bond counsel, is exempt from regular federal income and federal alternative minimum taxes. Alternatively, at least 80% of the Fund’s distributed income must be exempt from such taxes. The Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds invest a large percentage of their assets in obligations of issuers within Missouri and Kansas, respectively. Therefore, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting those states.

Under normal market conditions, The Missouri Tax-Free Intermediate Bond Fund and The Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of such Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of The Growth and MidCap Growth Funds may invest a significant amount of their assets in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. TheValue Fund’s and MidCap Value Fund’s performance may be adversely affected by events affecting the financial sectors, if it invests a relatively large percentage of its assets in those sectors. The financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital. The MidCap Growth and the MidCap Value Funds concentrate in mid-cap stocks. Investing in smaller and mid-sized companies may be riskier than investing in larger, more established companies.

The Bond Fund may invest up to 80% of its total assets in mortgage-backed and asset-backed securities. The Short-Term Government Fund invests at least 80% of its net assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and government mortgage-backed securities and may also purchase other mortgage-backed and asset-backed securities sold by private issuers. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates, and greater risk of default during periods of economic downturns than other securities. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Quantitative Model Risk — The Growth, Value, MidCap Growth and MidCap Value Funds are subject to the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, technology malfunctions or programming flaws, among others. Results generated by such models may be impaired by errors in human judgement, data imprecision, software or other technology system malfunctions. The quantitative models used by the Adviser to manage The Growth, Value, MidCap Growth and MidCap Value Funds may not perform as expected, particularly in volatile markets.